As filed with the Securities and Exchange Commission on April 29, 2005

Registration No. 333-63086

811-10413

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

IMMEDIATE INCOME BUILDER II

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 4

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 X

Amendment No. 5

SEPARATE ACCOUNT VA J

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E. Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8330

Darin D. Smith Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq. Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:        Single Premium Immediate Variable Annuity Contracts

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

IMMEDIATE

INCOME BUILDER II

Issued Through

SEPARATE ACCOUNT VA J

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2005

This prospectus and the underlying fund prospectuses give you important information about the contracts and the underlying funds. Please read them carefully before you invest and keep them for future reference.

The immediate annuity contract has fixed and variable payment options. There are several portfolios you can select from if you choose to receive variable payments. Annuity payments may be either variable or a combination of fixed and variable. You bear the investment risk if you choose variable payments.

If you would like more information about the Immediate Income Builder II, a fixed and variable single premium immediate annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2005. Please call us at (800) 544-3152 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the underlying portfolios:

•	are not bank deposits;

•	are not federally insured;

•	are not endorsed by any bank or government agency;

•	are not guaranteed to achieve their goal; and

•	are subject to risks, including loss of premium.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Subadvised by Van Kampen Asset Management.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Government Securities Fund

AIM V.I. Premier Equity Fund

DREYFUS STOCK INDEX FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Dreyfus VIF – Money Market Portfolio

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Managed by The Dreyfus Corporation

Dreyfus VIF – Small Company Stock Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Capital Management, LLC and MacKay Shields LLC as Sub-adviser

Nations High Yield Bond Portfolio

Managed by Banc of America Capital Management, LLC and Marsisco Capital Management, LLC as Subadviser

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Nations Marsico 21st Century Portfolio

Nations Marsico MidCap Growth Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS – SERVICE SHARES

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Balanced Portfolio

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Growth & Income Portfolio

Fidelity – VIP High Income Portfolio

Fidelity – VIP Investment Grade Bond Portfolio

Fidelity – VIP Mid Cap Portfolio

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No one is authorized to give any information or to make any representations that are not in this prospectus and the SAI (or any sales literature approved by Transamerica). You should rely only on the information contained in these documents. The contracts are not available in all states. This prospectus is not an offer anywhere that would be unlawful.

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GLOSSARY OF TERMS

Annuitant and Secondary Annuitant—The person(s) upon whose life the annuity payments will be based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments—Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either variable or a combination of fixed and variable.

Assumed Investment Return or AIR—The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)—The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date—The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Owner(s)—”You,” “your,” and “yours.” The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee—The person or entity to whom annuity payments are paid.

Payment Date—The date an annuity payment is paid to the payee. The payment amount will be determined no more than seven business days before each payment date. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account—Separate Account VA J.

Stabilized Payment—The variable annuity payment you receive. Stabilized payments are determined annually at your contract anniversary and are paid according to the annuity payment frequency you select. You can choose not to stabilize your variable annuity payments in which case each payment fluctuates based on the performance of the selected subaccounts.

Subaccount—The investment choices or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner—The person named by the owner to whom ownership of the contract passes upon the owner’s death. If the owner is also the annuitant, the annuitant’s beneficiary(ies) is entitled to the death proceeds of the contract. If no person is named, the owner’s estate shall be deemed the successor owner.

Supportable Payment—The amount equal to the sum of the variable annuity unit values times the number of variable annuity units in each of the selected subaccounts. The number of variable annuity units will be adjusted to reflect the year-to-date difference between stabilized and non-stabilized payments.

Valuation Day—Each day the New York Stock Exchange is open for trading.

Variable Annuity Unit—Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts. The determination of the variable annuity unit value is made at the end of each valuation day.

You (Your)—the owner of the contract.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY CONTRACT

The Fixed and Variable Single Premium Immediate Annuity Contract offered by Transamerica Life Insurance Company (Transamerica, we, us or our), is a contract between you, as the owner, and Transamerica, an insurance company. The contract is intended to provide a stream of income for life or for a specific period of time you select.

2. PURCHASE

You purchase this contract with a single premium. You cannot make additional premium payments. The minimum premium is $25,000, although we can accept a smaller premium with approval from our home office.

You may return your contract for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the contract), or whatever longer time may be permitted by state law. The amount of the refund will generally be the premium we receive, plus or minus the investment performance of the subaccounts to which your premium was allocated, if any. We generally will pay the refund within 7 days after we receive written notice of cancellation and the returned contract at our administrative and service office.

3. ANNUITY PAYMENTS

Annuity payments may be variable or a combination of fixed and variable. We guarantee the amount of fixed annuity payments. We generally do not, however, guarantee the amount of variable annuity payments. Variable annuity payment amounts are determined by the investment performance of the subaccounts you select. However, you can purchase an optional payment guarantee rider to ensure a minimum payment amount.

Annuity payments may be scheduled either monthly, quarterly, semiannually or annually. We recommend using electronic funds transfer (EFT) to receive your annuity payments whenever possible.

4. INVESTMENT CHOICES

If you choose variable annuity payments you must also select one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Janus Growth – Initial Class

Transamerica Equity – Initial Class

Van Kampen Emerging Growth – Initial Class

AIM V.I. Capital Appreciation Fund – Series II Shares

AIM V.I. Core Equity Fund – Series II Shares

AIM V.I. Government Securities Fund – Series II Shares

AIM V.I. Premier Equity Fund – Series II Shares

Dreyfus Stock Index Fund, Inc. – Service Class

Dreyfus VIF – Money Market Portfolio

Dreyfus VIF – Small Company Stock Portfolio

MFS Emerging Growth Series – Service Class

MFS Research Series – Service Class

MFS Total Return Series – Service Class

MFS Utilities Series – Service Class

Nations High Yield Bond Portfolio

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Nations Marsico 21st Century Portfolio

Nations Marsico MidCap Growth Portfolio

Oppenheimer Capital Appreciation Fund/VA – Service Shares

Oppenheimer Global Securities Fund/VA – Service Shares

Oppenheimer High Income Fund/VA – Service Shares

Oppenheimer Main Street Fund/VA – Service Shares

Oppenheimer Strategic Bond Fund/VA – Service Shares

Fidelity – VIP Balanced Portfolio – Service Class 2

Fidelity – VIP Contrafund® Portfolio – Service Class 2

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Fidelity – VIP Equity–Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Growth & Income Portfolio – Service Class 2

Fidelity – VIP High Income Portfolio – Service Class 2

Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2

Fidelity - VIP Mid Cap Portfolio – Service Class 2

Your variable annuity payments may go up or down with the investment performance of any of the subaccounts. You bear this investment risk.

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted.

We may charge a fee for excessive transfers (we currently do not charge for transfers).

5. EXPENSES

There is a separate account charge of 1.25% annually of average daily net assets. This charge will not increase and does not apply to fixed annuity payments.

In some states, a charge for applicable premium taxes ranging from 0% to 3.5% is deducted from the premium when paid.

If you surrender from a Certain Only variable payment option within the first nine years, we will deduct a surrender charge of up to 7% of the premium payment surrendered. If you surrender from a Certain Only fixed payment option, we will deduct a surrender charge of 2%. If you surrender from a Life with Emergency CashSM payment option within the first four years, we will deduct a surrender charge of up to 4% of the premium payment surrendered. Surrenders are not allowed under any other payment options.

There is an extra charge if you elect the optional Initial Payment Guarantee.

Management fees and other expenses are deducted from the portfolios’ assets.

6. TAXES

You are taxed on the part of your annuity payment considered income. Annuity payments from nonqualified and certain qualified contracts may be considered partly a return of your investment in the contract so that part of each payment would not be taxable as income. Annuity payments from qualified contracts are, in many cases, considered as all taxable income.

7. SURRENDERS

You do not have access to your money and cannot surrender any of your contracts unless you select either the Certain Only or Life with Emergency CashSM payment option. No other payment option allows surrenders. If you choose a Certain Only payment option you may surrender the present value of the remaining payments, less any applicable surrender charge. If you choose the Life with Emergency CashSM payment option, we will provide you with a Life with Emergency CashSM benefit schedule that will allow you to estimate how much is available to surrender (before deducting any applicable surrender charge). The minimum amount you may surrender is $2,500.

Surrenders may have adverse tax consequences. You should consult with your tax advisor before requesting a surrender.

8. PERFORMANCE

The amount of your variable annuity payments will vary up or down depending upon the investment performance of the subaccounts you choose. We provide historical, or past, performance information in Appendix B and in the SAI. This data does not indicate future performance.

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9. DEATH BENEFIT

Some payment options provide a death benefit in the event the annuitant dies after annuity payments begin or if an owner or annuitant dies before annuity payments begin.

10. INITIAL PAYMENT GUARANTEE

With the Initial Payment Guarantee, your variable annuity payments will never be less than the guaranteed payment. There is an extra charge for this rider.

11. OTHER INFORMATION

This section of the prospectus contains information on:

•	Transamerica Life Insurance Company

•	The Separate Account

•	Voting Rights

•	Distributor of the Contracts

•	IMSA

•	Delay of Payments

•	Legal Proceedings

State Variations. Certain provisions of the contracts may be different than the general description in this prospectus. See your contract for specific variations, any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

12. INQUIRIES

If you need more information, please contact our Administrative and Service Office at:

Transamerica Life Insurance Company

Attention: Customer Care Group

P.O. Box 3183

Cedar Rapids, IA 52406-3183

(800) 544-3152

Overnight Address:

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

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ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES

The following tables describe the fees and expense that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment choices. State premium taxes may also be deducted.

Contract Owner Transaction Expenses:
Sales Load On Premium	None
Maximum Surrender Charge (as a % of premium payments surrendered)
Life with Emergency CashSM payment option	4%
Other Life Contingent payment options	N/A
Certain Only payment option (variable)	7%
Transfer Fee (for transfers in excess of 6 in any contract year)(1)	$0 - $15
Optional Owner Transaction Expenses:
Initial Payment Guarantee	1.25%

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Service Charge	None
Separate Account Annual Expenses (as a percentage of average net assets):
Mortality and Expense Risk Charge	1.10%
Administrative Charge	0.15%
Total Separate Account Annual Expenses	1.25%

The next items shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004. Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(2):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.51%	2.06%

The expenses herein are only applicable to premium payments allocated to variable annuity payments.

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes a 30-year certain only annuity, 3.5% AIR, that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of optional separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(3)	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$113.68	$184.70	$237.66	$262.98
If the contract is not surrendered	$43.68	$124.70	$197.66	$262.98

For information concerning compensation paid for the sale of the contracts, see “Distributor of the Contracts.”

(1)	There is currently no charge for any transfers, although Transamerica reserves the right to charge $15 for each transfer in excess of six per contract year.

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(2)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2004 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.
(3)	The Example does not reflect premium tax charges or transfer fees.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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1. THE ANNUITY CONTRACT

This prospectus describes the Immediate Income Builder II. This is a single premium immediate annuity contract offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. You choose the frequency of these payments and the first annuity payment date.

You can use the contract to provide periodic payments over your lifetime or some other specific period of time you select.

The contract is “fixed and variable” because you can allocate your premium between fixed and variable annuity payments. The amount of the fixed annuity payments will not vary and is guaranteed by Transamerica. The amount of the variable annuity payments can vary depending on the investment performance of your investment choices.

The contract is a “single premium” contract because you purchase it with a single premium. You cannot pay additional premiums.

The contract is an “immediate” contract because the annuity payments generally begin within 30 days and must begin within one year.

2. PURCHASE

Contract Issue Requirements

Transamerica will not issue a contract unless:

•	Transamerica receives (at the administrative and service office) all information needed to issue the contract; and

•	Transamerica receives (at the administrative and service office) your entire single premium payment.

We reserve the right to reject any application or premium payment.

Premium Payment

The minimum premium for a contract is $25,000. Amounts less than $25,000 may be accepted with approval from our administrative and service office. You cannot make additional premium payments.

We apply your premium to the contract within two business days after receipt (at our administrative and service office) of both the premium and all necessary information. If the information is incomplete, we will request the necessary information. If the information is not provided within five days, we will return the premium unless you allow us to keep it until the necessary information is completed.

The date we credit the premium and issue the contract is called the contract issue date. On the contract issue date, we allocate the premium (net of any premium tax deduction) as you specify in the order form.

You should make the check for your premium payment payable only to Transamerica Life Insurance Company and send it to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the contract.

Allocation of Premium Payment

We will invest the amount of your premium that you allocate to the subaccount(s) on the contract issue date. You must allocate percentages that are whole numbers, not fractions. Your allocations must equal 100%, and you must allocate at least $25,000 to variable annuity payments.

Variable Annuity Units

The portion of your premium allocated to the subaccounts will be used to purchase variable annuity units. We will determine the number of variable annuity units based upon:

•	the premium reduced by any premium taxes,

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•	the annuitant’s age and sex (and the age and sex of the secondary annuitant, if any),

•	the payment option you choose,

•	the frequency of payments you choose,

•	the first payment date, and

•	the variable annuity unit value of the subaccount(s) you initially select.

The number of variable annuity units allocated to each subaccount will change if you transfer among the subaccounts, transfer from variable to fixed annuity payments or receive cash through a surrender (if allowed). If you choose a joint and survivor payment option and benefits are reduced due to the death of one of the annuitants, the number of variable annuity units will be reduced at that appropriate time. Additionally, with stabilized payments, the number of your variable annuity units will be adjusted on each contract anniversary.

3. ANNUITY PAYMENTS

Annuity Payment Dates

We provide annuity payments to the payee on each payment date. You select either a monthly, quarterly, semiannual or annual payment frequency when you purchase the contract. Payments will generally be made by electronic funds transfer. Other disbursement options may be available, if we approve. The first payment date is typically 30 days after we receive the entire single premium (at our administrative and service office) and must be within one year of the contract issue date. All subsequent payment dates will generally be on the same day of the month as the first payment date.

Payments Under the Contract

We usually make payments within seven days of the payment date or receipt (at our administrative and service office) of all applicable written notices and/or proofs of death.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. Uncashed variable annuity payments will not participate in the performance of the portfolios. The payee is responsible for keeping us informed of his or her current address of record.

Stabilized Payments

You will receive variable annuity payments that are “stabilized” or held constant during each contract year, unless you elect at the time of purchase to receive non-stabilized variable annuity payments where each payment will go up or down to reflect investment performance. With stabilized payments, your payment amount will only go up or down to reflect investment performance on an annual basis. Please note that stabilized payments do not include any amounts allocated to fixed payments.

During the first contract year each stabilized payment will equal the initial variable annuity payment. On each contract anniversary, a new stabilized payment will be determined (based on the investment performance of the subaccounts you selected) and you will be notified of the new stabilized payment amount for the upcoming contract year.

See the SAI for a more detailed discussion of stabilized payments and changes in the number of variable annuity units credited to your contract and an illustration showing hypothetical changes in the number of variable annuity units.

Variable or Combination Payments

You allocate your premium between fixed and variable payments under a payment option when you buy the contract. You may choose all variable or a combination of fixed and variable annuity payments.

Any portion of your premium allocated to a fixed payment option will always remain allocated to fixed annuity payments. However, you may transfer from variable annuity payments to fixed annuity payments at any time.

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If you choose a combination of fixed and variable annuity payments, a portion of your annuity payments will be fixed and a portion will vary. We will guarantee the dollar amount of any fixed portion of each annuity payment; however, the amount of the variable annuity payments will depend upon the investment experience of the underlying portfolios and is not guaranteed.

Under some joint and survivor payment options, the annuity payments decrease upon the death of the annuitant or secondary annuitant (as described for payment options 5, 6, 8, 9, and 13) whether they are fixed or variable.

Assumed Investment Return (AIR)

The assumed investment return you choose is used in the calculation of variable annuity payments.

IF:

•	the performance of the applicable subaccounts after all expenses is equal to the AIR;

THEN:

•	the variable annuity payments will remain constant.

IF:

•	the performance of the subaccounts after all expenses exceeds the AIR;

THEN:

•	the variable annuity payments will increase.

IF:

•	the performance of the subaccounts after all expenses is less than the AIR;

THEN:

•	the variable annuity payments will decrease.

Calculation of Variable Payments

The stabilized payment is calculated on each contract anniversary. The amount of the payment is determined by taking the number of variable annuity units in each subaccount and multiplying them by the variable annuity unit value of each subaccount. The number of variable annuity units is adjusted to reflect the year to date difference between stabilized payment and non-stabilized payments. This calculation is performed for each subaccount and the sum of the subaccounts will equal the amount of your stabilized variable annuity payment.

Non-stabilized payments are calculated in accordance with the payment frequency you have chosen.

The variable annuity unit value in a particular subaccount on any valuation day is equal to:

•	the variable annuity unit value for that subaccount on the immediately preceding valuation day; multiplied by

•	the net investment factor for that subaccount for the valuation period; multiplied by the daily factor for the valuation period.

The net investment factor used to calculate the variable annuity unit value for each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a) is the net result of:

•	the net asset value of a portfolio share held in that subaccount determined as of the end of the current valuation period, plus

•	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

•	a per share credit or charge for any taxes reserved for, which we determine to have resulted from the investment operation of the subaccount.

(b) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period; and

(c) is an amount representing the separate account charge and any applicable rider charge (shown in the contract specifications section of the contract).

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The daily factor for the valuation period (the period of time beginning at the close of business each valuation day and ending at the close of business on the next valuation day) is a discount factor that reflects the AIR. Please refer to the SAI.

Payment Options

You select the payment option, the number of guaranteed years, and the reduced annuity payment percentage, if any, at the time you purchase your contract. You cannot change the payment option and guarantee period after we issue the contract. Please note that generally you can only select one payment option. We currently offer the options described below.

The dollar amount of each variable annuity payment will depend on the investment performance of the portfolio(s) you select. The dollar amount will also depend on the payment option you select (it may be different for each of the various payment options). The number of annuity payments may depend on how long the annuitant or a secondary annuitant, if any, lives. It is possible that the sum of annuity payments received may be less than the premium (except for option 10—Life Annuity with Premium Refund Payments).

1. Certain Only Annuity. This option provides annuity payments for a guaranteed period (10-30 years). You choose the guaranteed period. If the annuitant dies prior to the last guaranteed payment date, we will either:

•	continue payments as they become due; or

•	pay the present value of the remaining payments in a lump sum to the beneficiary when we receive due proof of the annuitant’s death (and such other information as we may require at our administrative and service office).

If the lump sum death benefit is chosen and the payments under this option are variable, the present value of the remaining payments is calculated as of the date we receive due proof of the annuitant’s death (and such other information as we may require at our administrative and service office), using the AIR when the contract was issued. If the payments under this option are fixed, the value of the remaining payments is calculated using Transamerica’s declared interest rates in effect at the time the contract was purchased.

If you choose the Certain Only payment option and you have stabilized payments, then your final stabilized payment will equal the supportable payment at that time.

No additional payments will be made under this option if the annuitant dies after all the guaranteed payments have been made.

Under this option, you can make full or partial surrenders from the contract prior to the last payment date. The amount you surrender must be at least $2,500. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences.

You should consult a tax advisor before requesting a full or partial surrender.

2. Single Life Annuity. This option provides annuity payments for the annuitant’s lifetime, no matter how long that may be. The final payment will be the payment made immediately prior to the death of the annuitant. No additional payments will be made after the annuitant dies.

With this option there is the risk that only one (or a few) annuity payment will be made if the annuitant dies shortly after the payments begin.

No surrenders are permitted under this option.

3. Single Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5 to 30 years) or for the life of the annuitant, whichever is later. The final annuity payment will be the later of either the last guaranteed payment or the scheduled annuity payment immediately prior to the annuitant’s death. If the annuitant dies prior to the last guaranteed payment date, we will make payments to the beneficiary when we receive due proof of the annuitant’s death. No additional payments will be made if the annuitant dies after all guaranteed payments have been made.

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No surrenders are permitted under this option.

4. 100% Joint and Survivor Life Annuity. This option provides annuity payments for the annuitant and the secondary annuitant’s lifetimes. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. Annuity payments stop when both the annuitant and the secondary annuitant die.

No surrenders are permitted under this option.

5. Joint and Survivor Life Annuity with Reduced Annuity Payments to the Secondary Annuitant. This option is similar to option 4 above, except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant. The final annuity payment will be the one made immediately before the last surviving annuitant’s death. No additional annuity payments will be made after the death of both annuitants.

If the annuitant dies before the secondary annuitant, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

6. Joint and Last Survivor Life Annuity. This option provides annuity payments for the annuitant’s and secondary annuitant’s lifetimes. Payments are higher while both annuitants are living and decrease upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the one made immediately before the death of the last surviving annuitant. No additional annuity payments will be made after the death of both annuitants.

Upon the first death, the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

No surrenders are permitted under this option.

7. 100% Joint and Survivor Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5-30 years) or for the annuitant’s and secondary annuitant’s lifetimes, whichever is later. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant’s death. No additional payments will be made if both annuitants die after all guaranteed payments have been made.

If both annuitants die prior to the last guaranteed payment date, we will continue to make guaranteed payments to the beneficiary as they become due for the remainder of the guaranteed period.

No surrenders are permitted under this option.

8. Joint and Survivor Life Annuity with Period Certain and Reduced Annuity Payments to the Secondary Annuitant. This option is similar to option 7 above, except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant and after the guaranteed period. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant’s death. No additional payments will be made if both annuitants die after all guaranteed annuity payments have been made.

If the annuitant dies before the secondary annuitant and after the guaranteed period, the amount of the

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fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%. If the annuitant dies before the secondary annuitant but before the end of the guaranteed period, the reduction will not occur until the end of the guaranteed period.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

9. Joint and Last Survivor Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5-30 years) or for the annuitant’s and secondary annuitant’s lifetimes, whichever is later. Payments are higher while both annuitant(s) are living and decrease after the guarantee period upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant’s death. No additional annuity payments will be made after the death of both annuitants.

Upon the first death after the guaranteed period (or the end of the guaranteed period if the first death occurred prior thereto), the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

No surrenders are permitted under this option.

10. Life Annuity with Premium Refund Payment. This option provides annuity payments for the annuitant’s lifetime. The final annuity payment will be either the payment made immediately prior to the annuitant’s death or the premium refund benefit.

We will pay the premium refund benefit to the beneficiary if, at the date of the annuitant’s death, the sum of all the annuity payments made is less than the premium. The premium refund benefit will be the premium less the sum of the previously distributed variable and fixed annuity payments.

No surrenders are permitted under this option.

11. Single Life Annuity with Emergency CashSM. This option provides annuity payments for the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule as a rider to the contract that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

You should consult a tax advisor before requesting a full or partial surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant.

For qualified contracts the death benefit ceases at the date the annuitant reaches the IRS age limitation (determined at the contract issue date).

12. Joint and Survivor Life Annuity with Emergency CashSM. This option provides annuity payments to the annuitant and the secondary annuitant while both are living. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule as a rider to the contract that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences.

The Life with Emergency CashSM benefit will continue through age 100 of the younger of the annuitant and the secondary annuitant.

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You should consult a tax advisor before requesting a full or partial surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the last annuitant.

For qualified contracts the death benefit ceases at the date of the IRS joint age limitation (determined at the contract issue date.)

13. Joint and Survivor Life Annuity with Emergency CashSM and Reduced Annuity Payments to the Secondary Annuitant. This option is similar to option 12 above, except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant.

If the annuitant dies before the secondary annuitant, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%. Likewise, the Life with Emergency CashSM benefit amount that is available to surrender and available as a death benefit will be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

Other payment options may be made available.

PLEASE NOTE CAREFULLY:

IF:

•	you choose a Single Life Annuity, 100% Joint and Survivor Life Annuity, Joint and Survivor Life Annuity with Reduced Annuity Payments to the Secondary Annuitant, or Joint and Last Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second annuity payment;

THEN:

•	we may make only the one payment.

Please also note that the federal income tax laws may limit your payment options where the contract is used as a qualified contract.

4. INVESTMENT CHOICES

The Separate Account

The separate account currently consists of the following subaccounts.

The Underlying Funds. The subaccounts invest in shares of the underlying funds. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this contract are listed below. The following investment choices are currently offered through this contract:

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS(1)

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Government Securities Fund

AIM V.I. Premier Equity Fund

DREYFUS STOCK INDEX FUND, INC. – SERVICE CLASS

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

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DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Dreyfus VIF – Money Market Portfolio

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Managed by The Dreyfus Corporation

Dreyfus VIF – Small Company Stock Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management(2)

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Capital Management, LLC and

MacKay Shields LLC as Subadviser

Nations High Yield Bond Portfolio

Managed by Banc of America Capital Management, LLC and

Marsico Capital Management, LLC as Sub-adviser

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Nations Marsico 21st Century Portfolio

Nations Marsico MidCap Growth Portfolio(3)

OPPENHEIMER VARIABLE ACCOUNT FUNDS – SERVICE SHARES

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Balanced Portfolio

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity–Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Growth & Income Portfolio

Fidelity – VIP High Income Portfolio

Fidelity – VIP Investment Grade Bond Portfolio

Fidelity – VIP Mid Cap Portfolio

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(2)	MFS has a “do business as” clause which allows them to use MFS® Investment Management instead of Massachusetts Financial Services Company when listing who their funds are managed by.
(3)	As Prior to November 2, 2004, previously known as Nations MidCap Growth Portfolio and previously managed by Banc of America Capital Management, LLC.

Effective September 30, 2002, the following subaccount no longer accepts new investments from current or prospective investors. Shares of the subaccount may only be purchased through reinvestment of distributions. If any such owner surrenders all of his or her money from this subaccount after September 30, 2002, that owner may not reinvest in this subaccount.

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Capital Management, LLC and Brandes Investment Partner, LLC as Subadviser

Nations International Value Portfolio

The general public may not purchase shares of these underlying funds. The names and investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment advisor or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and underlying funds will be comparable to those of the underlying funds.

Detailed information about the underlying portfolios may be found in their current prospectuses. This includes a description of each portfolio’s investment objectives, policies, and strategies. These prospectuses accompany this prospectus. You should read the prospectuses for each of the underlying funds carefully before you invest.

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Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the contracts. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your contract resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment advisor or manager. The investment results of the portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment advisor or manager.

See Appendix C for Additional Fund Information.

Transfers

Transfers are made using the variable annuity unit values for the end of the day when we receive your request at our Administrative and service office (that is, at the end of the valuation period during which we receive your request).

We reserve the right to impose transfer charges.

The percent of the allocation in each subaccount will change over time with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

Transfers Among Subaccounts. Currently, you may transfer amounts among subaccounts by telephoning us or by providing us with a notice that you have signed or an electronic notice that gives us the facts that we need. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

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Transfers From Variable to Fixed Payments. You may transfer all or a part of the value of variable annuity payments to fixed annuity payments by telephoning us or providing us with a notice you have signed or an electronic notice that gives us the facts that we need. If you transfer from variable annuity payments to fixed annuity payments, the payment option for fixed annuity payments will be a continuation of the payment option under which the variable annuity payments were being made, or a continuation of the fixed payment option that may already exist.

For example, if you received variable annuity payments for two years under a 10 Year Certain and Life Option and elect to transfer to fixed annuity payments, your payment option would be an 8 Year Certain and Life Option. If your variable payment option is Life with Emergency CashSM, you will receive a separate Life with Emergency CashSM benefit schedule for your fixed payments.

Transfers from variable to fixed annuity payments may have tax consequences. You should consult a tax advisor before making a transfer from variable to fixed annuity payments.

Transfers from Fixed to Variable Payments. You may not transfer from fixed to variable annuity payments.

Disruptive Trading and Market Timing

Statement of Contract. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition,

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because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and

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technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term transfers. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Order. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance contracts, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

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5. EXPENSES

There are charges and expenses associated with your contract.

Separate Account Charge

A daily charge is deducted from the assets of each subaccount for our assumption of mortality and expense risks. This charge will be deducted at an effective annual rate of 1.10%. An administration expense charge will also be deducted daily from the assets of each subaccount at an effective annual rate of 0.15%. We guarantee that the mortality and expense risk and administrative charges will never increase.

The mortality risk arises from our obligation to provide annuity income for your life (and the life of the secondary annuitant, if any) no matter how long that might be. The expense risk results from our obligation to cover the cost of issuing and administering the contracts, no matter how long we may incur such cost or how large that cost may be. The administration expense charge is for the costs of administering the contracts. We may earn a profit from the separate account charge (and expect to do so). Any profit can be used for distribution expenses or for any other purpose.

Expenses of the Funds

The portfolios are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the portfolios underlying the subaccounts, and therefore affects the variable annuity unit value.

Premium Taxes

Some states charge a premium tax based on the amount of your premium. State premium taxes currently range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you live in a place that has premium taxes, any amount needed to provide for the applicable premium taxes is deducted from your premium. We allocate the remainder of your premium to the subaccounts and/or to the purchase of fixed annuity payments.

Other Taxes

We reserve the right to charge for certain taxes (other than premium taxes) that we incur because of due to the contracts or the separate account. Currently, we do not charge for any other taxes.

Surrender Charge

If you select the Certain Only payment option, you may surrender all or a portion of your contract. For Certain Only variable annuity payments, the surrender charge only applies during the first nine years, according to the following schedule:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium)
0 - 1	7%
1 - 2	7%
2 - 3	6%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
7 - 8	2%
8 - 9	1%
more than 9	0%

For Certain Only fixed annuity payments, there is a 2% surrender charge in the calculation of the surrender value.

If you select the Life with Emergency CashSM payment option, you may also surrender all or a portion of your contract. The surrender charge only applies during the first four years for the Life with Emergency CashSM payment option, according to the following schedule:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium)
0 - 1	4%
1 - 2	3%
2 - 3	2%
3 - 4	1%
more than 4	0%

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Transfer Fee

There is currently no charge for transfers. We reserve the right to charge $15 for each transfer over six per contract year. All transfers made simultaneously will be treated as a single request.

Initial Payment Guarantee Fee

If you elect the Initial Payment Guarantee, there is a daily rider fee of 1.25% annually of the daily net asset value.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the contracts, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the contracts and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the contract and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.00	%(2)
AIM Variable Insurance Fund	0.50%
Dreyfus Stock Index Fund, Inc.	0.25%
Dreyfus Variable Investment Fund	0.25%
MFS® Variable Insurance TrustSM	0.45%
Oppenheimer Variable Account Funds	0.25	%(3)
Variable Insurance Products Fund (Fidelity)	0.50%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.
(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.
(3)	We receive this percentage once $50 million in fund shares are held by the subaccounts of Transamerica and its affiliates.

•	Other Payments. Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the contracts, also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the

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advisers’ or sub-advisers’ own resources and not out of underlying fund portfolio assets. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the contracts; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the contracts.

For the calendar year ended December 31, 2004, TCI received revenue sharing payments ranging from $1,000 to $30,000 (for a total of $316,000) from the following Fund managers and/or sub-advisers to participate in TCI’s events: T. Rowe Price, Morgan Keegan, American Century, Transamerica Investment Management, Fidelity, Merrill Lynch, Pacific Investment Management LLC, Van Kampen Investments, Janus Capital Management, and ING Clarion CRA. Please note some of the aforementioned Fund managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the Funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the contracts.

For further details about the compensation payments we make in connection with the sale of the contracts, see “Distributor of the Contracts” in this prospectus.

6. TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Generally you will not be taxed on your annuity contract until you take the money out, either as a surrender or as an annuity payment. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

Qualified Contracts

Qualified contracts are issued in connection with Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities made available to employees of certain public school systems and tax-exempt organizations (403(b) plans), corporate and self-employed individually sponsored Pension, Profit Sharing and H.R. 10 Plans (401(a) Plans). You should consult your legal counsel or tax advisor if you are considering purchasing the contract for use with any qualified contract or other retirement plan.

Surrenders and Annuity Payments. Generally, surrenders and annuity payments from qualified contracts are subject to federal income tax, and in most states, to state income tax. The amount of any distribution attributable to after-tax contributions is not subject to federal income tax.

The Internal Revenue Code also provides that surrenders may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

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•	paid after the taxpayer dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code); or

•	paid in a series of substantially equal payments made at least annually for the life or life expectancy of the annuitant or joint annuitant.

There may be other reasons or circumstances that allow a surrender in your particular situation to be exempt from the 10% penalty. You should consult your legal counsel or tax advisor if you are considering purchasing or requesting surrenders from a qualified contract.

Distribution Restrictions. Code section 403(b)(11) restricts the distribution under section 403(b) plans of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. The contract should be purchased as part of a 403(b) plan only if one of the distribution events described above has occurred.

Required Distributions. The Code requires that qualified contract distributions generally must begin by the owner’s “required beginning date” and must be made in a specified form or minimum annual amount. For 401(a) and 403(b) plans, the required beginning date is the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs (other than Roth IRAs), the required beginning date is the April 1 of the calendar year following the calendar year in which the owner reaches age 70 1/2. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules.

Nonqualified Contracts

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Annuity Payments. Generally, the annuity payments from a nonqualified contract include both a return of premium and interest or investment gain. Accordingly, only a portion of the annuity payments you receive will be includable in your gross income and subject to federal income tax and state income tax, where applicable. However, when the entire premium has been recovered or returned, the full amount of any additional annuity payments is includable in gross income.

Currently capital gains tax rates are not applicable to annuities.

If, after the contract issue date, annuity payments stop because an annuitant died, any premium that has not been recovered is generally allowable as a deduction for your last taxable year.

Surrenders. In a recent ruling, the Internal Revenue Service indicated that part of a partial surrender from an immediate annuity on or after the annuity starting date might be excludable from income. In prior rulings, however, the IRS had concluded that the entire amount of such a partial surrender from a non-qualified contract was taxable as ordinary income. Transamerica currently intends to report amounts received under such a partial surrender in accordance with the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial surrender. If you fully surrender your contract, the amount that is taxable is the excess of the amount distributed to you over the unrecovered investment in the contract. You should consult a tax advisor before partially or fully surrendering your contract.

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The Internal Revenue Code also provides that surrenders may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; or

•	which come from premium payments made prior to August 14, 1982.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the “investment in the contract” is not affected by the owner’s or annuitant’s death. That is, the “investment in the contract” remains generally the total premium payments, less amounts received, which were not includable in gross income.

Withholding

Distributions from contracts generally are subject to withholding for the owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

Taxable “eligible rollover distributions” from 401(a) plans and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as minimum distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or beneficiary who is not also the owner or the selection of certain annuity commencement dates, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, or selection, should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

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Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order for a nonqualified contract to be treated as an annuity contract. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the contract to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

7. SURRENDERS

You may not surrender any portion of a contract unless either the Certain Only or a Life with Emergency CashSM payment option is selected. No other payment option allows surrenders. The amount you surrender must be at least $2,500. A partial surrender will reduce all future payments. Surrenders may have adverse tax consequences and a surrender charge may apply. If you do not specify which investment option(s) the surrender should come out of, then it will be taken out pro rata from your existing allocations. You should consult with your tax advisor before requesting a full or partial surrender.

Surrender of Certain Only Payment Option

For Certain Only fixed annuity payments the surrender value is 98% of the present value of the remaining payments (using the original interest rate used to determine the fixed payment). For Certain Only variable annuity payments, the surrender value is the present value of future payments (using the AIR) less any applicable surrender charge. For information concerning the calculation of the present value of future payments, please refer to the SAI.

Surrender of Life with Emergency CashSM Payment Option

If you select a Life with Emergency CashSM payment option, we will provide you with a Life with Emergency CashSM benefit schedule that will allow you to estimate how much is available to surrender (before deducting any applicable surrender charge).

8. PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising. The performance information is based on adjusted historical investment experience of the subaccounts and the underlying funds and does not indicate or represent future performance.

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Total returns of the subaccounts may be advertised. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

The Dreyfus-VIF Money Market Portfolio subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a seven day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

If any owner dies before the first annuity payment, the premium we receive (plus or minus investment performance) will be paid as a death benefit. More information on how we pay it is in the SAI.

If an owner, who may or may not also be an annuitant, dies on or after the annuity starting date, we will pay the remaining portion of the annuity payments due under the contract, if any, in the same manner and frequency (at least as rapidly) as under the method of distribution used before such owner’s death.

Death Benefits under Payment Options 10, 11, 12 and 13 will be paid in a lump sum.

If the deceased owner’s surviving spouse is the sole successor owner, then on such owner’s death such surviving spouse may elect to become the sole owner under the contract and to continue the contract as his or her own.

If a non-natural person is named as an owner, then the primary annuitant, as defined in the Code, shall be treated as an owner solely for the purposes of the distribution at death rules. The entire interest in the contract must be distributed upon the annuitant’s death, if the annuitant dies prior to the first payment date.

If the deceased owner was also the annuitant, then the annuitant’s beneficiary is entitled to the proceeds described above in this section (unless the deceased owner’s surviving spouse is the sole successor owner). If no person is named as the beneficiary, the owner’s estate shall be deemed the beneficiary.

Note carefully. In instances where the owner’s estate is deemed to be the successor owner or beneficiary, it may be necessary to open a probate estate in order to exercise ownership rights to, or receive death proceeds from, the contract. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless we have received written notice of the trust as a successor owner or beneficiary prior to the owner’s death, that trust may not exercise ownership rights to, or receive death proceeds from, the contract.

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In all events, non-qualified distributions upon the death of an owner will comply with section 72(s) of the Code.

10. INITIAL PAYMENT GUARANTEE

With the Initial Payment Guarantee, you receive stabilized payments that are guaranteed to never be less than the guaranteed payment. The guaranteed payment is 30% of the initial payment.

You can only elect to purchase the Initial Payment Guarantee at the time you purchase your contract. The guarantee only applies to variable annuity payments. There is an additional charge for this rider.

If you do not purchase the Initial Payment Guarantee, you will receive non-guaranteed stabilized payments unless you elect otherwise.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Rider Fee

There is a charge for the Initial Payment Guarantee. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

Other Terms and Conditions.

You cannot add or delete the Initial Payment Guarantee after you purchase your contract.

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by contract and may not be available for all contracts.

11. OTHER INFORMATION

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity contracts. Transamerica is a wholly-owned indirect subsidiary of AEGON U.S. Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON U.S. Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA J, under the laws of the State of Iowa on May 15, 2000. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. The obligations to pay the benefits due under the contract are Transamerica’s responsibility.

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The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct.

Information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the separate account.

Voting Rights

Transamerica will vote all shares of the underlying funds held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Contracts

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the contracts. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the contracts (e.g., commissions payable to selling firms selling the Contracts, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the contracts. TCI markets the contracts through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Contracts. The contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the contracts. We pay commissions through AFSG to the selling firms for their sales of the contracts.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the contracts, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the contracts that have already been purchased.

The selling firms who have selling agreements with us and AFSG are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums.

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the contract typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and

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other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also pay for a portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our contracts and by providing TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

Revenue Sharing Paid to Selected Selling Firms. TCI, in connection with the sales of the contracts, may pay certain selling firms additional cash amounts for “preferred product” treatment of the contracts in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the contracts and other criteria. For instance, in 2004, TCI, in connection with the sales of our contracts, made flat fee payments to several selling firms ranging from $3,500 to $262,500, and payments of between .04% and .40% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2004, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Atlas Securities

Cannex Financial Exchanges

Capital Financial Services

Centaurus Financial

Hanson McClain/Securities America

Harbour Investments

Huntington Investments

Leonard & Company

Lincoln Financial Advisers

LPL Financial

MacDonald Investments

Merrill Lynch

NFP Securities

Prospera Financial

Prudential Securities

Questar Financial

Raymond James Financial

Securities America

Smith Barney

Stanford Group

Stifel Nicholas

UBS Financial Services

US Bancorp Piper Jaffray

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During 2004, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2004
Merrill Lynch	$431,039.83
LPL Financial	$155,290.00
Lincoln Financial Advisers	$61,927.00
Securities America	$50,199.53
Huntington Investments	$50,000.00
Raymond James Financials	$48,595.27
Atlas Securities	$27,141.62
Centaurus Financial	$26,853.68
Questar Financials	$10,800.00
NFP Securities	$5,441.50

Commissions and other incentives or payments described above are not charged directly to contract owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this contract to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Delay of Payments

Transamerica may delay any payments from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from and within the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may be required to provide information about you and your contract to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer fixed annuity payments for up to six months.

If a check has been submitted as the premium, we have the right to defer any payments until the check has been honored.

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Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, the ability of AFSG to perform under its principal underwriting agreement, or on the ability of Transamerica to meet its obligations under the contract.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Contract—General Provisions

Federal Tax Matters

Investment Experience

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Contracts

Voting Rights

Other Products

Custody of Assets

Historical Performance Data

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

For a free copy of the SAI please call us at (800) 544-3152 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road N.E., P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183.

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The equivalent accumulation unit values and the number of variable equivalent accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

The mortality and expense risk charge is 1.10%.

(Total Separate Account Annual Expenses: 1.25%)

Subaccount	Equivalent Accumulation Unit Value at Beginning Of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Janus Growth - Initial Class(1)
2004	$1.019122	$1.162814	0.000
2003	$0.781742	$1.019122	0.000
2002	$1.129540	$0.781742	1,000.000
2001	$1.000000	$1.129540	1,000.000

Transamerica Equity - Initial Class(1)
2004	$1.082714	$1.238339	0.000
2003	$0.835397	$1.082714	0.000
2002	$1.087800	$0.835397	1,000.000
2001	$1.000000	$1.087800	1,000.000

Van Kampen Emerging Growth - Initial Class(1)
2004	$0.868570	$0.919097	0.000
2003	$0.686216	$0.868570	0.000
2002	$1.037963	$0.686216	1,000.000
2001	$1.000000	$1.037963	1,000.000

AIM V.I. Capital Appreciation Fund - Series II Shares(1)
2004	$1.034016	$1.085884	0.000
2003	$0.810428	$1.034016	0.000
2002	$1.087094	$0.810428	1,000.000
2001	$1.000000	$1.087094	1,000.000

AIM V.I. Core Equity Fund - Series II Shares(1)
2004	$1.079124	$1.158207	0.000
2003	$0.880052	$1.079124	0.000
2002	$1.058163	$0.880052	1,000.000
2001	$1.000000	$1.058163	1,000.000

AIM V.I. Government Securities Fund - Series II Shares(1)
2004	$1.065191	$1.075830	0.000
2003	$1.068597	$1.065191	0.000
2002	$0.990344	$1.068597	1,000.000
2001	$1.000000	$0.990344	1,000.000

AIM V.I. Premier Equity Fund - Series II Shares(1)
2004	$0.884333	$0.921362	0.000
2003	$0.717287	$0.884333	0.000
2002	$1.044158	$0.717287	1,000.000
2001	$1.000000	$1.044158	1,000.000

34

The mortality and expense risk charge is 1.10%.

(Total Separate Account Annual Expenses: 1.25%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning Of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Dreyfus Stock Index Fund, Inc - Service Class(1)
2004	$1.017853	$1.109305	0.000
2003	$0.804795	$1.017853	0.000
2002	$1.052087	$0.804795	1,000.000
2001	$1.000000	$1.052087	1,000.000

Dreyfus VIF - Money Market Portfolio(1)
2004	$0.998810	$0.994373	0.000
2003	$1.004286	$0.998810	0.000
2002	$1.002165	$1.004286	1,000.000
2001	$1.000000	$1.002165	1,000.000

Dreyfus VIF - Small Company Stock Portfolio (1)
2004	$1.220826	$1.424935	2,392.000
2003	$0.866831	$1.220826	0.000
2002	$1.095643	$0.866831	1,000.000
2001	$1.000000	$1.095643	1,000.000

MFS Emerging Growth Series - Service Class(1)
2004	$0.916401	$1.020173	0.000
2003	$0.714096	$0.916401	0.000
2002	$1.093102	$0.714096	1,000.000
2001	$1.000000	$1.093102	1,000.000

MFS Research Series - Service Class(1)
2004	$0.964205	$1.100504	3,035.000
2003	$0.784980	$0.964205	0.000
2002	$1.055797	$0.784980	1,000.000
2001	$1.000000	$1.055797	1,000.000

MFS Total Return Series - Service Class(1)
2004	$1.106421	$1.213232	2,648.000
2003	$0.965691	$1.106421	0.000
2002	$1.033044	$0.965691	1,000.000
2001	$1.000000	$1.033044	1,000.000

MFS Utilities Series - Service Class
2004	$0.980581	$1.257489	0.000
2003	$0.732319	$0.980581	0.000
2002	$0.961697	$0.732319	1,000.000
2001(1)	$1.000000	$0.961697	1,000.000

Nations High Yield Bond Portfolio (1)
2004	$1.370142	$1.507503	0.000
2003	$1.057334	$1.370142	0.000
2002	$1.047664	$1.057334	1,000.000
2001	$1.000000	$1.047664	1,000.000

35

The mortality and expense risk charge is 1.10%.

(Total Separate Account Annual Expenses: 1.25%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning Of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Nations International Value (1)
2004	$1.322526	$1.598037	0.000
2003	$0.885155	$1.322526	0.000
2002	$1.067451	$0.885155	1,000.000
2001	$1.000000	$1.067451	1,000.000

Nations Marsico Focused Equities (1)
2004	$1.164100	$1.280129	0.000
2003	$0.885530	$1.164100	0.000
2002	$1.055638	$0.885530	1,000.000
2001	$1.000000	$1.055638	1,000.000

Nations Marsico Growth Portfolio(1)
2004	$1.140080	$1.272744	0.000
2003	$0.883952	$1.140080	0.000
2002	$1.067207	$0.883952	1,000.000
2001	$1.000000	$1.067207	1,000.000

Nations Marsico International Opportunities Portfolio(1)
2004	$1.423430	$1.639107	0.000
2003	$1.027599	$1.423430	0.000
2002	$1.122949	$1.027599	1,000.000
2001	$1.000000	$1.122949	1,000.000

Nations Marsico 21st Century Portfolio(1)
2004	$1.450840	$1.753184	0.000
2003	$0.986785	$1.450840	0.000
2002	$1.088375	$0.986785	1,000.000
2001	$1.000000	$1.088375	1,000.000

Nations Marsico MidCap Growth Portfolio(1)a
2004	$0.928426	$1.046083	3,237.000
2003	$0.737451	$0.928426	0.000
2002	$1.131444	$0.737451	1,000.000
2001	$1.000000	$1.131444	1,000.000

Oppenheimer Capital Appreciation Fund/VA – Service Shares(1)
2004	$0.998009	$1.050858	3,018.000
2003	$0.773197	$0.998009	0.000
2002	$1.073722	$0.773197	1,000.000
2001	$1.000000	$1.073722	1,000.000

36

The mortality and expense risk charge is 1.10%.

(Total Separate Account Annual Expenses: 1.25%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning Of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Oppenheimer Global Securities Fund/VA - Service Shares(1)
2004	$1.192103	$1.399610	2,479.000
2003	$0.844869	$1.192103	0.000
2002	$1.101867	$0.844869	1,000.000
2001	$1.000000	$1.101867	1,000.000

Oppenheimer High Income Fund/VA - Service Shares(1)
2004	$1.217837	$1.307795	2,403.000
2003	$0.996053	$1.217837	0.000
2002	$1.036214	$0.996053	1,000.000
2001	$1.000000	$1.036214	1,000.000

Oppenheimer Main Street Fund/VA - Service Shares(1)
2004	$1.036456	$1.117231	2,856.000
2003	$0.829976	$1.036456	0.000
2002	$1.037346	$0.829976	1,000.000
2001	$1.000000	$1.037346	1,000.000

Oppenheimer Strategic Bond Fund/VA - Service Shares(1)
2004	$1.259884	$1.349238	2,328.000
2003	$1.088803	$1.259884	0.000
2002	$1.030047	$1.088803	1,000.000
2001	$1.000000	$1.030047	1,000.000

Fidelity - VIP Balanced Portfolio - Service Class 2(1)
2004	$1.091593	$1.133565	0.000
2003	$0.941332	$1.091593	0.000
2002	$1.046596	$0.941332	1,000.000
2001	$1.000000	$1.046596	1,000.000

Fidelity - VIP Contrafund ® Portfolio - Service Class 2(1)
2004	$1.173206	$1.334336	2,519.000
2003	$0.926603	$1.173206	0.000
2002	$1.037859	$0.926603	1,000.000
2001	$1.000000	$1.037859	1,000.000

Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)
2004	$1.109460	$1.218815	0.000
2003	$0.863898	$1.109460	0.000
2002	$1.055808	$0.863898	1,000.000
2001	$1.000000	$1.055808	1,000.000

Fidelity - VIP Growth Portfolio - Service Class 2(1)
2004	$0.973578	$0.991542	0.000
2003	$0.743724	$0.973578	0.000
2002	$1.080339	$0.743724	1,000.000
2001	$1.000000	$1.080339	1,000.000

37

The mortality and expense risk charge is 1.10%.

(Total Separate Account Annual Expenses: 1.25%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning Of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Fidelity - VIP Growth & Income Portfolio - Service Class 2(1)
2004	$1.050965	$1.095284	60,024.000
2003	$0.862003	$1.050965	64,539.843
2002	$1.049584	$0.862003	1,000.000
2001	$1.000000	$1.049584	75,540.216

Fidelity - VIP High Income Portfolio - Service Class 2(1)
2004	$1.308909	$1.414003	0.000
2003	$1.045524	$1.308909	0.000
2002	$1.024772	$1.045524	1,000.000
2001	$1.000000	$1.024772	1,000.000

Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(1)
2004	$1.121441	$1.153966	0.000
2003	$1.081980	$1.121441	0.000
2002	$0.995058	$1.081980	1,000.000
2001	$1.000000	$0.995058	1,000.000

Fidelity - VIP Mid Cap Portfolio - Service Class 2(1)
2004	$1.292448	$1.591173	0.000
2003	$0.946531	$1.292448	0.000
2002	$1.065153	$0.946531	1,000.000
2001	$1.000000	$1.065153	1,000.000

(1)	Subaccount Inception Date October 15, 2001.
[a]	As prior to November 2, 2004, previously known as Nations MidCap Growth Portfolio.
*	For financial reporting purposes, “Equivalent Accumulation Unit Value” and “Equivalent Accumulation Units” are used. The Equivalent Accumulation Unit Values and Equivalent Accumulation Units are not used to calculate annuity payments nor can they be used to establish any other contract value.

38

The mortality and expense risk charge is 1.10% and the Initial Payment Guarantee Charge is 1.25%.

(Total Separate Account Annual Expenses: 2.50%)

Subaccount	Equivalent Accumulation Unit Value at Beginning of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Janus Growth - Initial Class(1)
2004	$0.991835	$1.117845	0.000
2003	$0.770192	$0.991835	0.000
2002	$1.126624	$0.770192	1,000.000
2001	$1.000000	$1.126624	1,000.000

Transamerica Equity - Initial Class(1)
2004	$1.053725	$1.190446	152,180.000
2003	$0.823051	$1.053725	163,902.038
2002	$1.084989	$0.823051	146,538.708
2001	$1.000000	$1.084989	1,000.000

Van Kampen Emerging Growth - Initial Class(1)
2004	$0.845323	$0.883556	14,204.000
2003	$0.676073	$0.845323	15,044.381
2002	$1.035282	$0.676073	1,000.000
2001	$1.000000	$1.035282	1,000.000

AIM V.I. Capital Appreciation Fund - Series II Shares(1)
2004	$1.006319	$1.043875	0.000
2003	$0.798449	$1.006319	0.000
2002	$1.084280	$0.798449	1,000.000
2001	$1.000000	$1.084280	1,000.000

AIM V.I. Core Equity Fund - Series II Shares(1)
2004	$1.050242	$1.113431	26,612.000
2003	$0.867068	$1.050242	27,962.008
2002	$1.055429	$0.867068	30,392.239
2001	$1.000000	$1.055429	1,000.000

AIM V.I. Government Securities Fund - Series II Shares(1)
2004	$1.036686	$1.034230	47,127.000
2003	$1.052850	$1.036686	51,395.418
2002	$0.987785	$1.052850	113,315.538
2001	$1.000000	$0.987785	1,000.000

AIM V.I. Premier Equity Fund - Series II Shares(1)
2004	$0.860662	$0.885739	36,680.000
2003	$0.706690	$0.860662	40,054.953
2002	$1.041458	$0.706690	1,000.000
2001	$1.000000	$1.041458	1,000.000

Dreyfus Stock Index Fund, Inc. - Service Class(1)
2004	$0.990612	$1.066430	68,395.000
2003	$0.792908	$0.990612	73,966.093
2002	$1.049367	$0.792908	85,506.068
2001	$1.000000	$1.049367	1,000.000

39

The mortality and expense risk charge is 1.10% and the Initial Payment Guarantee Charge is 1.25%.

(Total Separate Account Annual Expenses: 2.50%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Dreyfus VIF - Money Market Portfolio(1)
2004	$0.972065	$0.955904	10,072.000
2003	$0.989474	$0.972065	11,081.855
2002	$0.999570	$0.989474	34,270.616
2001	$1.000000	$0.999570	1,000.000

Dreyfus VIF - Small Company Stock Portfolio (1)
2004	$1.188152	$1.369846	51,707.000
2003	$0.854034	$1.188152	54,875.257
2002	$1.092815	$0.854034	47,963.422
2001	$1.000000	$1.092815	1,000.000

MFS Emerging Growth Series - Service Class(1)
2004	$0.891858	$0.980704	0.000
2003	$0.703535	$0.891858	0.000
2002	$1.090282	$0.703535	1,000.000
2001	$1.000000	$1.090282	1,000.000

MFS Research Series - Service Class(1)
2004	$0.938405	$1.057965	12,987.000
2003	$0.773390	$0.938405	13,733.407
2002	$1.053067	$0.773390	1,000.000
2001	$1.000000	$1.053067	1,000.000

MFS Total Return Series - Service Class(1)
2004	$1.076809	$1.166322	232,133.000
2003	$0.951439	$1.076809	249,106.694
2002	$1.030375	$0.951439	202,007.547
2001	$1.000000	$1.030375	1,000.000

MFS Utilities Series - Service Class(1)
2004	$0.954317	$1.208850	12,892.000
2003	$0.721499	$0.954317	13,698.451
2002	$0.959207	$0.721499	1,000.000
2001	$1.000000	$0.959207	1,000.000

Nations High Yield Bond Portfolio(1)
2004	$1.333466	$1.449209	9,341.000
2003	$1.041730	$1.333466	9,863.894
2002	$1.044953	$1.041730	11,339.407
2001	$1.000000	$1.044953	1,000.000

Nations Marsico Focused Equities Portfolio(1)
2004	$1.132936	$1.230638	0.000
2003	$0.872449	$1.132936	0.000
2002	$1.052909	$0.872449	1,000.000
2001	$1.000000	$1.052909	1,000.000

40

The mortality and expense risk charge is 1.10% and the Initial Payment Guarantee Charge is 1.25%.

(Total Separate Account Annual Expenses: 2.50%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Nations Marsico Growth Portfolio(1)
2004	$1.109573	$1.223545	9,612.000
2003	$0.870902	$1.109573	10,173.111
2002	$1.064452	$0.870902	11,747,722.000
2001	$1.000000	$1.064452	1,000.000

Nations International Value Portfolio(1)
2004	$1.286688	$1.535733	0.000
2003	$0.871786	$1.286688	0.000
2002	$1.064693	$0.871786	1,000.000
2001	$1.000000	$1.064693	1,000.000

Nations Marsico International Opportunities Portfolio(1)
2004	$1.385343	$1.575742	18,400.000
2003	$1.012433	$1.385343	19,385.426
2002	$1.120052	$1.012433	10,533.554
2001	$1.000000	$1.120052	1,000.000

Nations Marsico 21st Century Portfolio(1)
2004	$1.412027	$1.685429	0.000
2003	$0.972220	$1.412027	0.000
2002	$1.085565	$0.972220	1,000.000
2001	$1.000000	$1.085565	1,000.000

Nations Marsico MidCap Growth Portfolio(1)[a]
2004	$0.903582	$1.005636	19,778.000
2003	$0.726564	$0.903582	20,924.999
2002	$1.128526	$0.726564	7,818.382
2001	$1.000000	$1.128526	1,000.000

Oppenheimer Capital Appreciation Fund/VA - Service Shares(1)
2004	$0.971288	$1.010221	0.000
2003	$0.761778	$0.971288	0.000
2002	$1.070948	$0.761778	1,000.000
2001	$1.000000	$1.070948	1,000.000

Oppenheimer Global Securities Fund/VA - Service Shares(1)
2004	$1.160184	$1.345492	35,279.000
2003	$0.832392	$1.160184	38,088.514
2002	$1.099026	$0.832392	19,769.089
2001	$1.000000	$1.099026	1,000.000

Oppenheimer High Income Fund/VA - Service Shares(1)
2004	$1.185231	$1.257209	0.000
2003	$0.981350	$1.185231	0.000
2002	$1.033533	$0.981350	1,000.000
2001	$1.000000	$1.033533	1,000.000

41

The mortality and expense risk charge is 1.10% and the Initial Payment Guarantee Charge is 1.25%.

(Total Separate Account Annual Expenses: 2.50%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Oppenheimer Main Street Fund/VA - Service Shares(1)
2004	$1.033328	$1.100253	11,999.000
2003	$0.837681	$1.033328	12,688.892
2002	$1.034670	$0.837681	1,000.000
2001	$1.000000	$1.034670	1,000.000

Oppenheimer Strategic Bond Fund/VA - Service Shares(1) 2004	$1.226170	$1.297071	9,589.000
2003	$1.072749	$1.226170	10,162.220
2002	$1.027388	$1.072749	1,000.000
2001	$1.000000	$1.027388	1,000.000

Fidelity - VIP Balanced Portfolio - Service Class 2(1)
2004	$1.062363	$1.089720	18,339.000
2003	$0.927433	$1.062363	19,787.356
2002	$1.043892	$0.927433	1,000.000
2001	$1.000000	$1.043892	1,000.000

Fidelity - VIP Contrafund ® Portfolio - Service Class 2(1)
2004	$1.141801	$1.282722	167,247.000
2003	$0.912908	$1.141801	179,386.050
2002	$1.035183	$0.912908	100,891.900
2001	$1.000000	$1.035183	1,000.000

Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)
2004	$1.079774	$1.171695	79,161.000
2003	$0.851145	$1.079774	85,422.350
2002	$1.053080	$0.851145	41,079.720
2001	$1.000000	$1.053080	1,000.000

Fidelity - VIP Growth Portfolio - Service Class 2(1)
2004	$0.947521	$0.953205	11,147.000
2003	$0.732743	$0.947521	9,068.723
2002	$1.077551	$0.732743	11,387.777
2001	$1.000000	$1.077551	12,654.622

Fidelity - VIP Growth & Income Portfolio - Service Class 2(1)
2004	$1.022798	$1.052899	14,058.000
2003	$0.849255	$1.022798	15,128.893
2002	$1.046873	$0.849255	1,000.000
2001	$1.000000	$1.046873	1,000.000

Fidelity - VIP High Income Portfolio - Service Class 2(1)
2004	$1.273863	$1.359321	0.000
2003	$1.030090	$1.273863	0.000
2002	$1.022125	$1.030090	1,000.000
2001	$1.000000	$1.022125	1,000.000

42

The mortality and expense risk charge is 1.10% and the Initial Payment Guarantee Charge is 1.25%.

(Total Separate Account Annual Expenses: 2.50%)

(Continued…)

Subaccount	Equivalent Accumulation Unit Value at Beginning of Year	Equivalent Accumulation Unit Value at End of Year	Number of Equivalent Accumulation Units at End of Year
Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(1)
2004	$1.091417	$1.109337	93,596.000
2003	$1.066022	$1.091417	101,415.734
2002	$0.992479	$1.066022	89,245.219
2001	$1.000000	$0.992479	1,000.000
Fidelity - VIP Mid Cap Portfolio - Service Class 2(1)
2004	$1.257883	$1.529697	129,593.000
2003	$0.932569	$1.257883	139,966.095
2002	$1.062399	$0.932569	189,354.561
2001	$1.000000	$1.062399	13,149.000

(1)	Subaccount Inception Date October 15, 2001.
[a]	As prior to November 2, 2004, previously known as Nations MidCap Growth Portfolio.

For financial reporting purposes, “Equivalent Accumulation Unit Value” and “Equivalent Accumulation Units” are used. The Equivalent Accumulation Unit Values and Equivalent Accumulation Units are not used to calculate annuity payments nor can they be used to establish any other contract value.

[THIS SPACE INTENTIONALLY LEFT BLANK]

43

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

Dreyfus-VIF Money Market Subaccount. The yield of the Dreyfus-VIF Money Market Portfolio subaccount for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a contract in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Dreyfus-VIF Money Market Portfolio subaccount) for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a contract has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular contract, and they assume you do not elect the optional Initial Payment Guarantee. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular contract. To the extent that any or all of a premium tax, rider fee, and/or surrender charge is applicable to a particular contract, the yield and/or total return of that contract will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 2004 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

44

TABLE 1

STANDARD AVERAGE ANNUAL TOTAL RETURNS

30 Year Certain Only Annuity

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Janus Growth – Initial Class	6.71%	N/A	2.35%	October 15, 2001
Transamerica Equity – Initial Class	6.97%	N/A	4.51%	October 15, 2001
Van Kampen Emerging Growth – Initial Class	-1.55%	N/A	-5.42%	October 15, 2001
AIM V.I. Capital Appreciation Fund – Series II Shares	-2.35%	N/A	0.24%	October 15, 2001
AIM V.I. Core Equity Fund – Series II Shares	0.03%	N/A	2.46%	October 15, 2001
AIM V.I. Government Securities Fund – Series II Shares	-6.19%	N/A	0.46%	October 15, 2001
AIM V.I. Premier Equity Fund – Series II Shares	-3.17%	N/A	-5.31%	October 15, 2001
Dreyfus Stock Index Fund, Inc. – Service Class	1.65%	N/A	0.83%	October 15, 2001
Dreyfus VIF - Small Company Stock Portfolio	9.33%	N/A	9.52%	October 15, 2001
MFS Emerging Growth Series – Service Class	3.94%	N/A	-2.09%	October 15, 2001
MFS Research Series – Service Class	6.77%	N/A	0.46%	October 15, 2001
MFS Total Return Series – Service Class	2.35%	N/A	4.16%	October 15, 2001
MFS Utilities Series – Service Class	20.76%	N/A	4.50%	October 15, 2001
Nations High Yield Bond Portfolio	2.74%	N/A	12.02%	October 15, 2001
Nations Marsico Focused Equities Portfolio	2.46%	N/A	5.90%	October 15, 2001
Nations Marsico Growth Portfolio	4.17%	N/A	5.69%	October 15, 2001
Nations Marsico International Opportunities Portfolio	7.80%	N/A	14.98%	October 15, 2001
Nations Marsico 21st Century Portfolio	13.26%	N/A	17.28%	October 15, 2001
Nations Marsico MidCap Growth Portfolio(1)	5.16%	N/A	-1.29%	October 15, 2001
Oppenheimer Capital Appreciation Fund/VA – Service Shares	-2.04%	N/A	-0.96%	October 15, 2001
Oppenheimer Global Securities Fund/VA – Service Shares	9.93%	N/A	8.77%	October 15, 2001
Oppenheimer High Income Fund/VA – Service Shares	0.13%	N/A	6.88%	October 15, 2001
Oppenheimer Main Street Fund/VA – Service Shares	0.46%	N/A	1.15%	October 15, 2001
Oppenheimer Strategic Bond Fund/VA – Service Shares	-0.20%	N/A	8.12%	October 15, 2001
Fidelity - VIP Balanced Portfolio – Service Class 2	-3.44%	N/A	1.93%	October 15, 2001
Fidelity - VIP Contrafund® Portfolio – Service Class 2	6.39%	N/A	7.31%	October 15, 2001
Fidelity - VIP Equity-Income Portfolio – Service Class 2	2.51%	N/A	4.10%	October 15, 2001
Fidelity - VIP Growth Portfolio – Service Class 2	-5.47%	N/A	-2.81%	October 15, 2001
Fidelity - VIP Growth & Income Portfolio – Service Class 2	-3.11%	N/A	0.61%	October 15, 2001
Fidelity - VIP High Income Portfolio – Service Class 2	0.74%	N/A	9.66%	October 15, 2001
Fidelity - VIP Investment Grade Bond Portfolio – Service Class 2	-4.30%	N/A	2.79%	October 15, 2001
Fidelity - VIP Mid Cap Portfolio – Service Class 2	15.65%	N/A	13.47%	October 15, 2001

(1)	As prior to November 2, 2004, previously known as Nations MidCap Growth Portfolio.

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Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the contract is not surrendered, and therefore no surrender charge is imposed. Also, Table 2 does not reflect the charge for the any optional rider.

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TABLE 2

NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS

30 Year Certain Only Annuity

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Janus Growth – Initial Class	13.88%	N/A	4.23%	October 15, 2001
Transamerica Equity – Initial Class	14.14%	N/A	6.31%	October 15, 2001
Van Kampen Emerging Growth – Initial Class	5.62%	N/A	-3.19%	October 15, 2001
AIM V.I. Capital Appreciation Fund – Series II Shares	4.82%	N/A	2.21%	October 15, 2001
AIM V.I. Core Equity Fund – Series II Shares	7.20%	N/A	4.34%	October 15, 2001
AIM V.I. Government Securities Fund – Series II Shares	0.98%	N/A	2.44%	October 15, 2001
AIM V.I. Premier Equity Fund – Series II Shares	4.01%	N/A	-3.10%	October 15, 2001
Dreyfus Stock Index Fund, Inc. – Service Class	8.82%	N/A	2.78%	October 15, 2001
Dreyfus VIF - Small Company Stock Portfolio	16.50%	N/A	11.15%	October 15, 2001
MFS Emerging Growth Series – Service Class	11.11%	N/A	-0.03%	October 15, 2001
MFS Research Series – Service Class	13.94%	N/A	2.42%	October 15, 2001
MFS Total Return Series – Service Class	9.52%	N/A	5.98%	October 15, 2001
MFS Utilities Series – Service Class	27.93%	N/A	6.28%	October 15, 2001
Nations High Yield Bond Portfolio	9.91%	N/A	13.57%	October 15, 2001
Nations Marsico Focused Equities Portfolio	9.63%	N/A	7.66%	October 15, 2001
Nations Marsico Growth Portfolio	11.34%	N/A	7.45%	October 15, 2001
Nations Marsico International Opportunities Portfolio	14.98%	N/A	16.45%	October 15, 2001
Nations Marsico 21st Century Portfolio	20.43%	N/A	18.68%	October 15, 2001
Nations Marsico MidCap Growth Portfolio(1)	12.33%	N/A	0.74%	October 15, 2001
Oppenheimer Capital Appreciation Fund/VA – Service Shares	5.14%	N/A	1.06%	October 15, 2001
Oppenheimer Global Securities Fund/VA – Service Shares	17.10%	N/A	10.42%	October 15, 2001
Oppenheimer High Income Fund/VA – Service Shares	7.31%	N/A	8.61%	October 15, 2001
Oppenheimer Main Street Fund/VA – Service Shares	7.64%	N/A	3.09%	October 15, 2001
Oppenheimer Strategic Bond Fund/VA– Service Shares	6.97%	N/A	9.80%	October 15, 2001
Fidelity – VIP Balanced Portfolio – Service Class 2	3.74%	N/A	3.84%	October 15, 2001
Fidelity – VIP Contrafund® Portfolio – Service Class 2	13.56%	N/A	9.01%	October 15, 2001
Fidelity – VIP Equity-Income Portfolio – Service Class 2	9.68%	N/A	5.92%	October 15, 2001
Fidelity – VIP Growth Portfolio – Service Class 2	1.71%	N/A	-0.70%	October 15, 2001
Fidelity – VIP Growth & Income Portfolio – Service Class 2	4.07%	N/A	2.56%	October 15, 2001
Fidelity – VIP High Income Portfolio – Service Class 2	7.91%	N/A	11.29%	October 15, 2001
Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2	2.87%	N/A	4.67%	October 15, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	22.81%	N/A	14.98%	October 15, 2001

(1)	As prior to November 2, 2004, previously known as Nations MidCap Growth Portfolio.

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Adjusted Historical Performance Data

The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the contracts. This data does not indicate future performance.

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by all fees and charges under the contract, as if the contract had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes that the contract is not surrendered, and therefore the surrender charge is not deducted. Table 4 assumes a complete surrender of the contract at the end of the period, and therefore the surrender charge is deducted. Also, the tables below do not reflect the charge for any optional rider.

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TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns (Not Surrendered)

30 Year Certain Only Annuity (Periods Ended December 31, 2004)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
Janus Growth – Initial Class	13.88%	-13.79%	13.66%	October 2, 1986
Transamerica Equity – Initial Class	14.14%	-4.68%	19.90%	December 1, 1980
Van Kampen Emerging Growth – Initial Class	5.62%	-13.87%	14.97%	March 1, 1993
AIM V.I. Capital Appreciation Fund – Series II Shares	4.82%	-8.61%	9.19%	May 5, 1993
AIM V.I. Core Equity Fund – Series II Shares	7.20%	-7.81%	10.99%	May 2, 1994
AIM V.I. Government Securities Fund – Series II Shares	0.98%	4.63%	5.03%	May 5, 1993
AIM V.I. Premier Equity Fund – Series II Shares	4.01%	-9.23%	9.94%	May 5, 1993
Dreyfus Stock Index Fund, Inc. – Service Class	8.82%	-4.73%	12.75%	September 29, 1989
Dreyfus - VIF Small Company Stock Portfolio	16.50%	5.61%	6.66%	May 1, 1996
MFS Emerging Growth Series – Service Class	11.11%	-14.61%	9.36%	July 24, 1995
MFS Research Series – Service Class	13.94%	-6.17%	8.07%	July 26, 1995
MFS Total Return Series – Service Class	9.52%	5.67%	10.74%	January 3, 1995
MFS Utilities Series – Service Class	27.93%	-0.35%	13.57%	January 3, 1995
Nations High Yield Bond Portfolio	9.91%	N/A	8.12%	July 6, 2000
Nations Marsico Focused Equities Portfolio	9.63%	-4.98%	8.04%	March 26, 1998
Nations Marsico Growth Portfolio	11.34%	-4.42%	7.42%	March 26, 1998
Nations Marsico International Opportunities Portfolio	14.98%	-0.09%	6.08%	March 26, 1998
Nations Marsico 21st Century Portfolio	20.43%	-5.01%	-1.43%	March 26, 1998
Nations Marsico MidCap Growth Portfolio(2)	12.33%	N/A	-7.93%	May 1, 2001
Oppenheimer Capital Appreciation Fund/VA – Service Shares	5.14%	-4.14%	14.18%	April 3, 1985
Oppenheimer Global Securities Fund/VA – Service Shares	17.10%	N/A	-0.78%	July 13, 2000
Oppenheimer High Income Fund/VA – Service Shares	7.31%	3.37%	6.83%	April 30, 1986
Oppenheimer Main Street Fund/VA – Service Shares	7.64%	-3.72%	10.93%	July 5, 1995
Oppenheimer Strategic Bond Fund/VA – Service Shares	6.97%	6.26%	6.83%	May 3, 1993
Fidelity – VIP Balanced Portfolio – Service Class 2	3.74%	-0.66%	6.55%	January 3, 1995
Fidelity - VIP Contrafund® Portfolio – Service Class 2	13.56%	-0.44%	14.38%	January 3, 1995
Fidelity - VIP Equity - Income Portfolio – Service Class 2	9.68%	3.16%	11.49%	October 9, 1986
Fidelity - VIP Growth Portfolio – Service Class 2	1.71%	-8.91%	11.24%	October 9, 1986
Fidelity - VIP Growth & Income Portfolio – Service Class 2	4.07%	-2.88%	6.78%	December 31, 1996
Fidelity - VIP High Income Portfolio – Service Class 2	7.91%	-2.79%	4.39%	September 19, 1985
Fidelity - VIP Investment Grade Bond Portfolio – Service Class 2	2.87%	6.42%	6.35%	December 5, 1988
Fidelity - VIP Mid Cap Portfolio – Service Class 2	22.81%	13.07%	19.64%	December 28, 1998

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(2)	As prior to November 2, 2004, previously known as Nations MidCap Growth Portfolio.

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TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns (Surrendered)

30 Year Certain Only Annuity (Periods Ended December 31, 2004)

Portfolio	1 Year	5 Year	10 Year or Inception (1)	Corresponding Portfolio Inception Date
Janus Growth – Initial Class	6.71%	-15.46%	13.66%	October 2, 1986
Transamerica Equity – Initial Class	6.97%	-5.80%	19.90%	December 1, 1980
Van Kampen Emerging Growth – Initial Class	-1.55%	-15.57%	14.97%	March 1, 1993
AIM V.I. Capital Appreciation Fund – Series II	-2.35%	-9.94%	9.19%	May 5, 1993
AIM V.I. Core Equity Fund – Series II Shares	0.03%	-9.09%	10.99%	May 2, 1994
AIM V.I. Government Securities Fund – Series II Shares	-6.19%	3.85%	5.03%	May 5, 1993
AIM V.I. Premier Equity Fund – Series II Shares	-3.17%	-10.60%	9.94%	May 5, 1993
Dreyfus Stock Index Fund, Inc. – Service Class	1.65%	-5.85%	12.75%	September 29, 1989
Dreyfus - VIF Small Company Stock Portfolio	9.33%	4.87%	6.57%	May 1, 1996
MFS Emerging Growth Series – Service Class	3.94%	-16.36%	9.36%	July 24, 1995
MFS Research Series – Service Class	6.77%	-7.36%	8.07%	July 26, 1995
MFS Total Return Series – Service Class	2.35%	4.92%	10.74%	January 3, 1995
MFS Utilities Series – Service Class	20.76%	-1.28%	13.57%	January 3, 1995
Nations High Yield Bond Portfolio	2.74%	N/A	7.16%	July 6, 2000
Nations Marsico Focused Equities Portfolio	2.46%	-6.10%	7.68%	March 26, 1998
Nations Marsico Growth Portfolio	4.17%	-5.52%	7.06%	March 26, 1998
Nations Marsico International Opportunities Portfolio	7.80%	-1.00%	5.69%	March 26, 1998
Nations Marsico 21st Century Portfolio	13.26%	-6.12%	-2.02%	March 26, 1998
Nations Marsico MidCap Growth Portfolio(2)	5.16%	N/A	-10.20%	May 1, 2001
Oppenheimer Capital Appreciation Fund/VA – Service Shares	-2.04%	-5.24%	14.18%	April 3, 1985
Oppenheimer Global Securities Fund/VA – Service Shares	9.93%	N/A	-2.08%	July 13, 2000
Oppenheimer High Income Fund/VA – Service Shares	0.13%	2.57%	6.83%	April 30, 1986
Oppenheimer Main Street Fund/VA – Service Shares	0.46%	-4.80%	10.93%	July 5, 1995
Oppenheimer Strategic Bond Fund/VA – Service Shares	-0.20%	5.54%	6.83%	May 3, 1993
Fidelity - VIP Balanced Portfolio – Service Class 2	-3.44%	-1.61%	6.55%	January 3, 1995
Fidelity - VIP Contrafund® Portfolio – Service Class 2	6.39%	-1.37%	14.38%	January 3, 1995
Fidelity - VIP Equity - Income Portfolio – Service Class 2	2.51%	2.34%	11.49%	October 9, 1986
Fidelity - VIP Growth Portfolio – Service Class 2	-5.47%	-10.26%	11.24%	December 31, 1996
Fidelity - VIP Growth & Income Portfolio – Service Class 2	-3.11%	-3.92%	6.68%	October 9, 1986
Fidelity - VIP High Income Portfolio – Service Class 2	0.74%	-3.81%	4.39%	September 19, 1985
Fidelity - VIP Investment Grade Bond Portfolio – Service Class 2	-4.30%	5.69%	6.35%	December 5, 1988
Fidelity - VIP Mid Cap Portfolio – Service Class 2	15.65%	12.50%	19.39%	December 28, 1998

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(2)	As prior to November 2, 2004, previously known as Nations MidCap Growth Portfolio.

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APPENDIX C

ADDITIONAL FUND INFORMATION

See the attached prospectuses for the underlying funds for discussions of the underlying funds’ expenses.

There is no assurance that any of the portfolios will achieve its investment objective.

Transamerica may receive expense reimbursements or other revenues from the funds or their managers. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that Transamerica (or its affiliates) or the separate account invests in the underlying funds.

The underlying funds’ prospectuses should be read carefully before any decision is made concerning the allocation of the premium to a particular subaccount.

An investment in the separate account, or in any portfolio, including the Dreyfus VIF-Money Market Portfolio, is not insured or guaranteed by the U.S. government or any government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment advisor or manager. The investment results of the portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment advisor or manager.

Addition, Deletion, or Substitution of Investments. We cannot and do not guarantee that any of the subaccounts will always be available to receive premium allocations or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investments. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the funds or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or, if in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner’s interest in a subaccount will not be made without prior notice to the owner and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity contracts or from affecting an exchange between series or classes of variable annuity contracts on the basis of requests made by owners.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in a underlying fund portfolio or other investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, we will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by the owner, we will reinvest the amounts invested in the eliminated subaccount in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments) or in another subaccount, if appropriate.

51

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be:

•	operated as a management company under the 1940 Act or any other form permitted by law,

•	deregistered under the 1940 Act in the event such registration is no longer required, or

•	combined with one or more other separate accounts.

To the extent permitted by applicable law, we also may:

•	transfer the assets of the separate account associated with the contracts to another account or accounts,

•	restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account,

•	create new separate accounts,

•	add new subaccounts to or remove existing subaccounts from the separate account or combine subaccounts, or

•	add new underlying funds, or substitute a new fund for an existing fund.

Resolving Material Conflicts. The underlying funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies and qualified retirement plans, as well as to the separate account and other separate accounts we establish. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the separate account and one or more of the other separate accounts participating in an underlying fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the separate account might be required to surrender its investment in the underlying funds. In the event of any conflict, we will take any steps necessary to protect owners, annuitants, secondary annuitants and beneficiaries.

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APPENDIX D

ILLUSTRATIONS OF ANNUITY PAYMENT VALUES

The following have been prepared to show how different variables affect your variable annuity payments over time. They incorporate hypothetical rates of return and Transamerica does not guarantee that you will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

Your variable annuity payment may be more or less than the income shown if the actual returns of the subaccounts differ from those illustrated. Because it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity payment will also fluctuate. The total amount of annuity payments ultimately received will, in addition to the investment performance of the subaccounts, also depend on how long you live and whether you choose the optional Initial Payment Guarantee. The tables assume the optional Initial Payment Guarantee was not selected.

Another factor which determines the amount of your variable annuity payment is the assumed investment return (AIR). Annuity payments will increase from one variable annuity payment calculation date to the next if the performance of the portfolio underlying the subaccounts, net of all charges, is greater than the AIR and will decrease if the performance of the portfolio underlying the subaccounts, net of all charges, is less than the AIR.

The “Hypothetical Illustration” below illustrates differences in monthly variable annuity payments assuming different investment returns. It assumes a single premium of $87,129.11; the entire premium was allocated to variable annuity payments; the AIR is 3.5%; the payment option is Single Life Annuity; a 65 year old male, and separate account charges of 1.25% and average portfolio expenses of 1.06%. This results in the receipt of an initial annuity payment in the amount of $500. The table illustrates gross returns of 0.00%, 6.00%, and 10.00% (net returns after expenses are (2.31%), 3.69% and 7.69%, respectively).

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53

Monthly Payments Assuming Different Gross Portfolio Returns

Monthly Payment at the End of Contract Year	Gross Portfolio Returns*
	0.0%	6.0%	10.0%
Assumed First Monthly Payment	$500	$500	$500
1	$472	$501	$520
2	$445	$502	$541
3	$420	$503	$563
4	$397	$504	$586
5	$375	$505	$610
6	$354	$506	$634
7	$334	$506	$660
8	$315	$507	$687
9	$297	$508	$715
10	$281	$509	$744
11	$265	$510	$774
12	$250	$511	$805
13	$236	$512	$838
14	$223	$513	$871
15	$210	$514	$907
16	$198	$515	$943
17	$187	$516	$982
18	$177	$517	$1,021
19	$167	$518	$1,063
20	$157	$519	$1,106

*	The corresponding net returns are (2.31%), 3.69%, and 7.69%.

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54

STATEMENT OF ADDITIONAL INFORMATION

IMMEDIATE INCOME BUILDER II

Issued through

SEPARATE ACCOUNT VA J

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Immediate Income Builder II annuity contract offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2005, by calling 1-800-544-3152, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and for the underlying portfolios.

Dated: May 1, 2005

2

GLOSSARY OF TERMS

Annuitant and Secondary Annuitant—The person(s) upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments—Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either variable or a combination of fixed and variable.

Assumed Investment Return or AIR—The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)—The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date—The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Owner(s)—“You,” “your,” and “yours.” The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee—The person or entity to whom annuity payments are paid.

Payment Date—The date an annuity payment is paid to the payee. The payment amount will be determined no more than seven business days before each payment date. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account—Separate Account VA J.

Stabilized Payment—The variable annuity payment you receive. Stabilized payments are determined annually at your contract anniversary and are paid according to the annuity payment frequency you select. You can choose not to stabilize your variable annuity payments in which case each payment fluctuates based on the performance of the selected subaccounts.

Subaccount—The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner—The person named by the owner to whom ownership of the contract passes upon the owner’s death. If the owner is also the annuitant, the annuitant’s beneficiary(ies) is entitled to the death proceeds of the contract. If no person is named, the owner’s estate shall be deemed the successor owner.

Supportable Payment—The amount equal to the sum of the variable annuity unit values times the number of variable annuity units in each of the selected subaccounts. The variable annuity units will be adjusted to reflect the year-to-date difference between stabilized and non-stabilized payments.

Valuation Day—Each day the New York Stock Exchange is open for trading.

Variable Annuity Unit—Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts. The determination of the variable annuity unit value is made at the end of each valuation day.

3

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract which may be of interest to a prospective purchaser.

THE CONTRACT—GENERAL PROVISIONS

Transfers

You may transfer amounts within the various subaccounts subject to certain limitations. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers) or decline to accept excessive transfers.

Delay of Transfers

When you transfer amounts among the subaccounts, we will redeem shares of the appropriate portfolios at their prices as of the end of the current valuation period. Generally any subaccount you transfer to is credited at the same time. However, we may wait to credit the amount to a new subaccount until a subaccount you transfer from becomes liquid. This will happen only if (1) the subaccount you transfer to invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the subaccount you transfer from is investing in an equity portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available. The subaccount you transfer from will be liquid when it receives proceeds from sales of portfolio securities, the purchase of new contracts, or otherwise. During any period that we wait to credit a subaccount for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the subaccount you transfer from is not liquid.

Entire Contract

The entire contract is made up of the contract, and any riders, endorsements, or application. No change in or waiver of any provision of the contract is valid unless the change or waiver is signed by the President or Secretary of Transamerica.

Assignment

The option to assign is only available for non-tax qualified annuities. Only you may make an assignment of this contract. You must notify us in writing to assign this contract. No change will apply to any action taken by us before the written notice was received. We are not responsible for the validity or the effect of an assignment.

Beneficiary

The beneficiary is named in the contract specifications section of the contract or in a subsequent endorsement. More than one beneficiary may be named. The rights of any beneficiary will be subject to all the provisions of the contract. You may impose other limitations with our consent.

If any primary or contingent beneficiary dies before the annuitant, that beneficiary’s interest in this contract ends with that beneficiary’s death. Only those beneficiaries living at the time of the annuitant’s death will be eligible to receive their share of the death benefits. In the event no contingent beneficiaries have been named and all primary beneficiaries have died before the death benefits become payable, the owner(s) will become the beneficiary(ies) unless elected otherwise. If

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both primary and contingent beneficiaries have been named, payment will be made to the named primary beneficiaries living at the time the death proceeds become payable. If there is more than one beneficiary and you failed to specify their interest, they will share equally. Payment will be made to the named contingent beneficiary(ies) only if all primary beneficiaries have died before the death benefits become payable. If any primary beneficiary is alive at the time the death benefits become payable, but dies before receiving their payment, their share will be paid to their estate.

Change of Beneficiary

You may change the beneficiary while the annuitant is living, unless an irrevocable one has been named. Change is made by written notice received at our administrative and service office. The change takes effect on the date the written notice was signed, and the written notice must have been postmarked on or before the date of the annuitant’s death. No change will apply to any annuity payment made before the written notice was received. We may require return of the contract for endorsement before making a change.

Incontestability

The contract is incontestable from the contract issue date.

Misstatement of Sex or Age

If the age or sex of any annuitant has been misstated, the annuity payments will be those which the premium paid would have purchased for the correct age and sex. Any underpayment made by us will be paid with the next annuity payment. Any overpayment made by us will be deducted from future annuity payments. Any underpayment or overpayment will include interest at 5% per year, from the date of the incorrect payment to the date of the adjustment.

Modification of Contract

No change in the contract is valid unless made in writing.

Nonparticipating

Your contract is nonparticipating. This means we do not pay dividends on it. Your contract will not share in our profits or surplus earnings.

Owner

You, the owner, are named in the contract specifications section. You may, while any annuitant is living, exercise all rights granted by the contract. These rights are subject to the rights of any assignee or living irrevocable beneficiary. “Irrevocable” means that you have given up your right to change the beneficiary named.

Unless we have been notified of a community or marital property interest in the contract, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.

Proof of Death

Any beneficiary claiming an interest in the contract must provide us in writing (at our administrative and service office) with due proof of death of the payee/annuitant and/or secondary annuitant (if any) and such other information as we require. We will not be responsible for annuity payments made before we receive due proof of death at the administrative and service office.

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Proof of Survival

If annuity payments under the contract depend on a person being alive on a given date, proof of survival may be required by us prior to making annuity payments.

Death Before First Payment Date

If any owner, who is an annuitant, dies before the first payment date, the amount of the death proceeds is the premium plus or minus the investment performance of the subaccounts. If any owner, who is not an annuitant, dies before the first payment date, the successor owner may direct the owner’s interest in the contract to be distributed as follows:

•	one cash lump sum to be distributed within five years of the deceased owner’s death; or

•	annuitize the value of the annuity payments over the lifetime of the successor owner with payments to begin within one year of the owner’s death; or

•	annuitize the value of the annuity payments over a period that does not exceed the life expectancy of the successor owner, as defined by the Internal Revenue Code of 1986, as amended (Code), with payments to begin within one year of the owner’s death.

If the deceased owner was also an annuitant, the annuitant’s beneficiary is entitled to the benefit described above. If no person is named as the successor owner, the owner’s estate shall be deemed the successor owner.

Non-natural successor owners may only choose a lump sum distribution. For qualified contracts, any option chosen must meet the requirements of the Code.

Protection of Proceeds

Unless you so direct by filing written notice with us, no beneficiary may assign payments under the contract before the same are due. To the extent permitted by law, no payments under the contract will be subject to the claims of creditors of any beneficiary.

1035 Exchanges

If your purchase is a section 1035 exchange, you may exchange two or more annuities for this one. In these instances, we will start your contract on the date we receive the first premium installment. Each premium installment will be invested in the investment options you select when it is received. When we receive the final premium installment, we will purchase annuity units with the entire premium (the final premium installment plus the current value of the previous premium installments).

If you exchange one or more deferred annuities for this one, please contact a tax advisor.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the contract or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a

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percentage of each premium payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (at our administrative and service office), times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

The stabilized payments remain constant throughout each year and are adjusted on your contract anniversary. Had you not selected stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to your contract. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to your account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	3.5%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

			Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

Surrender Value. When you have elected stabilized payments, the amount of the surrender value, if any, is calculated using the current supportable payment instead of the stabilized payment. Partial surrenders will reduce the next stabilized payment, and the guaranteed payment, pro rata. For example, if you surrender 50% of the value of your variable annuity payments, the stabilized payment will be reduced by 50%.

Death Benefit. When you have elected stabilized payments, the amount of the death benefit, if any, is calculated using the current supportable payment instead of the stabilized payment.

Transfers. Transfers from variable to fixed annuity payments will reduce the next stabilized payment pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the stabilized payment will be reduced by 25%. The reduction will be reflected in your next payment. Transfers from fixed to variable annuity payments are not allowed.

Effect Of Payment Options With Reduced Payments To The Survivor On Stabilized Payments. If you have selected a Joint and Survivor payment option with reduced payments to the surviving annuitant, the next stabilized payment will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity payment option, upon the death of either annuitant the next stabilized payment will be reduced to 75% of their pre-death values.

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Certain Only Payment Option. Please note that if you have chosen a Certain Only payment option, your final payment will be the supportable payment (or the guaranteed payment if you selected one of the payment guarantees and the supportable payment is less than the guaranteed payment). This is done to ensure you receive the full investment performance, both positive and negative, of the subaccounts you selected.

Initial Payment Guarantee

Transamerica bears the risk that it must continue to make the guaranteed minimum or stabilized payments, even if the supportable payments would be lower because some variable annuity units have been used to maintain the stabilized payments. In addition, Transamerica bears the risk that it will need to continue to make payments even if all variable annuity units have been used in an attempt to maintain the stabilized payments at the guaranteed payment level (that is, the number of units has gone down to zero). If all the variable annuity units have been used, all future payments will equal the guaranteed minimum payment and the amount of your future variable annuity payment will not increase or decrease and will not depend upon the performance of any variable investment option. To compensate Transamerica for this and other risks, a rider fee will be deducted.

Adjustments to Guaranteed Payment Under the Optional Initial Payment Guarantee

Partial Surrenders. Partial surrenders will reduce the guaranteed payment pro rata. For example, if you surrender 50% of the value of your variable annuity payments, the guaranteed payment will be reduced by 50%.

Transfers. Transfers from variable to fixed annuity payments will reduce the guaranteed payment pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the guaranteed payment will be reduced by 25%. Transfers from fixed to variable annuity payments are not allowed.

Reduced Payments with some Payment Options. If you have selected a Joint and Survivor payment option with reduced payments to the surviving annuitant, the guaranteed payment will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity payment option, upon the death of either annuitant the guaranteed payment will be reduced to 75% of its pre-death value.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a contract, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

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Tax Status of the Contract

The following discussion is based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the contract, then the contract may be continued with the surviving spouse as the new owner. Under the contract, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

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Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the contract value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified contracts, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified contracts, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Contracts. The qualified contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the contract as collateral security; (iii) subject to special rules, the total premium payments for

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any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the contract value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the contracts comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the contract in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the

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contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the contract in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of variable annuity units and to determine the amount of annuity payments as follows:

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Variable annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c) is the daily factor for the valuation period.

The daily factor for the valuation period is a discount factor that reflects the assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day. The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

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(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount;

(b)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any rider fees, if applicable.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

Illustrations of Calculation for Annuity Unit Value and Nonstabilized Variable Payments

Formula and Illustration for Determining Annuity Unit Value in each Subaccount

Variable annuity unit value = V = A x B x C

Where:	A =	variable annuity unit value for the immediately preceding valuation period.
	B =	net investment factor for the valuation period for which the variable annuity unit value is being calculated.
	C =	a daily factor to neutralize the assumed investment return built into the annuity tables used.
	C =	(1/(1 + AIR)) ^ (1/365) = 0.999905754 (3.5% AIR)

Formula and Illustration for Determining Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment = P = (D x E)/$1,000

Where:	D =	the contract value as of the contract issue date.
	E =	the annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted
		age of the annuitant according to the tables contained in the contract.

For example if:	D =	$100,000

	E =	7.00

Then, the first monthly variable annuity payment is equal to P	= (D x E)/$1,000
= ($100,000 x 7.00)/$1,000
= $700

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Formula and Illustration for Determining the Number of Annuity Units Represented by Each

Monthly Variable Annuity Payment (assuming investment in only one Subaccount)

Number of variable annuity units = U = P/V

Where:	P =	the dollar amount of the first monthly variable annuity payment.
	V =	the variable annuity unit value for the valuation date on which the first monthly payment is due.

For example if:	P =	$700
	V =	20.1973

Then, the variable annuity units is equal to U	= P/V
= $700/20.1973
= 34.6581 units

Formula and Illustration for Determining a Future Monthly Variable Annuity Payment

(assuming investment in only one Subaccount)

Monthly variable annuity payment = P = U x V

Where:	U =	the variable annuity units
	V =	the variable annuity unit value for the valuation date on which the future monthly payment is due.

For example if:	U =	34.6581
	V =	20.6970 (the variable annuity unit value increased since issue)

Then, the amount of the monthly variable annuity payment = U x V = 34.6581 x 20.6970 = $717.32

If the variable annuity unit value had actually decreased to V = 19.6970, the resulting monthly variable annuity payment would = U x V = 34.6581 x 19.6970 = $682.66

Illustration 4 assumes that no transfers or surrenders are made between determining the number of variable annuity units and determining the future monthly variable annuity payment; therefore, the number of variable annuity units in Illustrations 3 and 4 are the same.

STATE REGULATION OF TRANSAMERICA

We are subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering our operation for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Division may determine the items are correct. Our books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

15

ADMINISTRATION

We perform administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

DISTRIBUTION OF THE CONTRACTS

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG and TCI are our affiliates, and like us, are indirect, wholly owned subsidiaries of AEGON USA. AFSG and TCI are registered as broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and each is a member of NASD, Inc. AFSG and TCI are not members of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2004, 2003, and 2002, the amounts paid to AFSG in connection with all policies sold through the separate account were $2,767.41, $77.00, and $101,228.38 respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and/or our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

16

The person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the contract decrease. The person’s number of votes will be determined by dividing the reserve for the contract allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending persons entitled to vote written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

We make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

The assets of each of the subaccounts of the separate account are held by us. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.

HISTORICAL PERFORMANCE DATA

Money Market Yields

We may from time to time disclose the current annualized yield of the Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the separate account charge. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS x ES)/UV) x (365/7)

17

Where:
	NCS	=	the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
	ES	=	per unit expenses of the subaccount for the 7-day period.
	UV	=	the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

We may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS-ES)/UV))365/7-1

Where:
	NCS	=	the net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
	ES	=	per unit expenses of the subaccount for the 7-day period.
	UV	=	the unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Other Subaccount Yields

We may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include the separate account charge. The 30-day yield is calculated according to the following formula:

Yield = 2 x ((((NI-ES)/(U x UV)) + 1)6-1)

18

Where:
NI	=	net investment income of the subaccount for the 30-day period attributable to the subaccount’s
ES	=	expenses of the subaccount for the 30-day period.
U	=	the average number of units outstanding.
UV	=	the unit value at the close (highest) of the last day in the 30-day period.

Because of the charges imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

We may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the subaccount’s underlying portfolio, and the deduction for the separate account charge. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)n = ERV

Where:
T	=	the average annual total return net of subaccount recurring charges.
ERV	=	the ending redeemable value of the hypothetical account at the end of the period.
P	=	a hypothetical initial payment of $1,000.
N	=	the number of years in the period.

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula. The charges reflected in the cumulative total returns include the actual total annual portfolio expenses of the applicable fund and the separate account charge of 1.25%.

19

CTR = (ERV/P) – 1

Where:
CTR	=	the cumulative total return net of subaccount recurring charges for the period.
ERV	=	the ending redeemable value of the hypothetical investment at the end of the period.
P	=	a hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

HYPOTHETICAL (ADJUSTED HISTORICAL) PERFORMANCE DATA

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that were in effect at the inception of the subaccounts.

LEGAL MATTERS

Legal advice relating to certain matters under the federal securities laws has been provided to us by Sutherland Asbill & Brennan LLP, of Washington D.C.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus and this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

20

FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this Statement of Additional Information, should be considered only as bearing on Transamerica’s ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

21

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2004, 2003, and 2002

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2004, 2003, and 2002

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2004. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39. Also as described in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting policy for derivative instruments and changed various accounting policies to be in accordance with Actuarial Guideline 38.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 18, 2005

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2004	2003
		Restated
Admitted assets
Cash and invested assets:
Cash and short-term investments	$1,083,915	$180,965
Bonds	23,378,296	21,237,543
Preferred stocks:
Affiliated entities	1,102	944
Other	120,241	98,178
Common stocks:
Affiliated entities (cost: 2004 - $24,063; 2003 - $24,063)	884	881
Other (cost: 2004 - $153,940; 2003 - $125,365)	164,778	127,048
Mortgage loans on real estate	3,907,422	3,585,272
Real estate:
Home office properties	6,692	6,919
Properties held for production of income	5,538	23,303
Properties held for sale	24,523	16,792
Policy loans	79,894	76,455
Receivable for securities	27,623	187,855
Other invested assets	847,895	621,906

Total cash and invested assets	29,648,803	26,164,061
Premiums deferred and uncollected	21,015	19,154
Accrued investment income	346,572	334,741
Reinsurance receivable	1,170	1,862
Federal and foreign income tax recoverable	—	5,086
Net deferred income tax asset	68,033	76,844
Receivable from parent, subsidiaries, and affiliates	47,800	—
Other admitted assets	73,130	27,415
Separate account assets	13,878,229	12,262,847

Total admitted assets	$44,084,752	$38,892,010

	December 31
	2004	2003
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$3,946,111	$3,540,615
Annuity	14,791,947	13,786,889
Accident and health	627,835	530,131
Policy and contract claim reserves:
Life	28,606	20,918
Accident and health	36,691	26,686
Liabilities for deposit-type contracts	6,540,314	6,935,643
Other policyholders’ funds	2,592	2,984
Remittances and items not allocated	72,439	123,918
Asset valuation reserve	344,254	159,814
Interest maintenance reserve	91,286	57,984
Other liabilities	372,879	361,535
Reinsurance in unauthorized companies	253	117
Funds held under coinsurance and other reinsurance treaties	712,272	71,495
Transfers from separate accounts due or accrued	(476,452)	(523,760)
Federal and foreign income taxes payable	8,068	—
Payable for securities	1,270,919	182,974
Payable to affiliates	12,193	21,093
Separate account liabilities	13,838,210	12,217,743

Total liabilities	42,220,417	37,516,779

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 257,795 issued and outstanding shares at December 31, 2004, 223,500 issued and outstanding at December 31, 2003	2,578	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value—$58,000)	425	425
Surplus notes	575,000	575,000
Paid-in surplus	1,370,322	880,322
Unassigned surplus (deficit)	(83,990)	(82,751)

Total capital and surplus	1,864,335	1,375,231

Total liabilities and capital and surplus	$44,084,752	$38,892,010

See accompanying notes.

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,189,910	$618,734	$599,574
Annuity	2,317,755	5,058,195	8,304,910
Accident and health	175,639	187,118	161,306
Net investment income	1,375,482	1,307,877	1,143,069
Amortization of interest maintenance reserve	15,537	10,261	1,091
Commissions and expense allowances on reinsurance ceded	43,118	22,092	29,704
Income from fees associated with investment management, administration and contract guarantees for separate accounts	213,584	168,774	81,946
Modco reinsurance reserve adjustment	(97,348)	1,580,949	174,818
Coinsurance reserve recapture	643,279	—	—
Other income	26,342	38,701	8,029

	5,903,298	8,992,701	10,504,447
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	208,833	195,629	189,961
Surrender benefits	2,151,514	1,235,635	982,460
Other benefits	691,468	532,139	485,201
Increase in aggregate reserves for policies and contracts:
Life	406,919	387,096	224,416
Annuity	1,005,058	1,933,314	4,297,149
Accident and health	97,704	63,113	82,784

	4,561,658	4,346,926	6,261,971
Insurance expenses:
Commissions	382,672	451,460	545,898
General insurance expenses	114,914	120,276	132,556
Taxes, licenses and fees	32,694	23,643	18,606
Net transfers to separate accounts	571,306	2,079,436	3,540,518
Reinsurance transaction initial consideration	–	1,587,431	–
Other expenses	133,017	108,747	24,468

	1,234,603	4,370,993	4,262,046

Total benefits and expenses	5,796,261	8,717,919	10,524,017

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	107,037	274,782	(19,570)
Dividends to policyholders	277	423	497

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	106,760	274,359	(20,067)
Federal income tax expense	17,344	59,029	15,166

Gain (loss) from operations before net realized capital gains (losses) on investments	89,416	215,330	(35,233)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	39,359	(48,181)	(100,243)

Net income (loss)	$128,775	$167,149	$(135,476)

See accompanying notes.

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2002
Transamerica Life Insurance Company	$2,235	$425	$—	$534,282	$212,296	$749,238
Transamerica Assurance Company	2,500	—	—	87,840	(50,909)	39,431
Merger adjustment	(2,500)	—	—	2,500	—	—

As restated	2,235	425	—	624,622	161,387	788,669
Net loss	—	—	—	—	(135,476)	(135,476)
Change in net unrealized capital gains/losses	—	—	—	—	(76,803)	(76,803)
Change in non-admitted assets	—	—	—	—	(43,027)	(43,027)
Change in asset valuation reserve	—	—	—	—	(2,514)	(2,514)
Tax benefit on stock options exercised	—	—	—	—	106	106
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax asset	—	—	—	—	115,656	115,656
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserves on account of change in valuation basis	—	—	—	—	(21,693)	(21,693)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	430,000	—	430,000

Balance at December 31, 2002	2,235	425	575,000	1,054,622	(76,216)	1,556,066
Net income	—	—	—	—	167,149	167,149
Change in net unrealized capital gains/losses	—	—	—	—	18,629	18,629
Change in non-admitted assets	—	—	—	—	48,229	48,229
Change in asset valuation reserve	—	—	—	—	(98,216)	(98,216)
Change in surplus in separate accounts	—	—	—	—	(3,181)	(3,181)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	3,336	3,336
Cumulative effect of change in accounting principles	—	—	—	—	(31,957)	(31,957)
Change in net deferred income tax asset	—	—	—	—	(78,803)	(78,803)
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Capital contribution	—	—	—	80,000	—	80,000
Change in reserves on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	10,407	10,407

Balance at December 31, 2003	$2,235	$425	$575,000	$880,322	$(82,751)	$1,375,231

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2003	$2,235	$425	$575,000	$880,322	$(82,751)	$1,375,231
Net income	—	—	—	—	128,775	128,775
Change in net unrealized capital gains/losses	—	—	—	—	26,751	26,751
Change in non-admitted assets	—	—	—	—	57,955	57,955
Change in asset valuation reserve	—	—	—	—	(184,440)	(184,440)
Change in surplus in separate accounts	—	—	—	—	493	493
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	(21,322)	(21,322)
Issuance of common stock in connection with statutory merger	343	—	—	—	(343)	—
Capital contribution	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	(11,008)	(11,008)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	613	613

Balance at December 31, 2004	$2,578	$425	$575,000	$1,370,322	$(83,990)	$1,864,335

See accompanying notes.

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$3,680,325	$5,817,320	$9,028,908
Net investment income	1,428,250	1,332,211	1,097,628
Miscellaneous income	813,730	250,324	325,125
Benefit and loss related payments	(3,452,717)	(2,506,149)	(1,795,692)
Net transfers to separate accounts	(525,852)	(2,279,325)	(3,717,876)
Commissions, expenses paid and aggregate write-ins for deductions	(671,161)	(693,450)	(722,612)
Dividends paid to policyholders	(354)	(431)	(566)
Federal and foreign income taxes paid	(34,146)	(68,581)	(53,330)

Net cash provided by operating activities	1,238,075	1,851,919	4,161,585
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	17,351,716	23,557,623	20,841,597
Stocks	146,455	35,838	66,237
Mortgage loans	484,773	340,310	142,956
Real estate	22,678	9,555	3,696
Other invested assets	324,408	89,066	70,148
Receivable/payable for securities	1,145,717	146,973	—
Miscellaneous proceeds	3,952	183,401	—

Total investment proceeds	19,479,699	24,362,766	21,124,634
Cost of investments acquired:
Bonds	(19,431,796)	(25,143,592)	(26,832,908)
Stocks	(151,639)	(63,612)	(118,577)
Mortgage loans	(803,164)	(1,289,721)	(739,168)
Real estate	(34)	1,760	(2,261)
Other invested assets	(500,361)	(171,048)	(199,836)
Miscellaneous applications	(37,463)	(262,515)	(176,501)

Total cost of investments acquired	(20,924,459)	(26,928,728)	(28,069,251)
Net increase in policy loans	(3,439)	(2,458)	(2,114)

Net cost of investments acquired	(20,927,896)	(26,931,186)	(28,071,365)

Net cash used in investing activities	(1,448,197)	(2,568,420)	(6,946,731)

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$490,000	$280,000	$805,000
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(2,167)	(166,407)	2,256,359
Other sources	625,239	417,888	157,292

Total cash provided	1,113,072	531,481	3,218,651
Other cash applied:
Dividends paid to stockholder	—	(45,700)	—
Capital distribution	—	(254,300)	—

Total other cash applied	—	(300,000)	—

Net cash provided by financing and miscellaneous activities	1,113,072	231,481	3,218,651

Net increase (decrease) in cash and short-term investments	902,950	(485,020)	433,505
Cash and short-term investments:
Beginning of year	180,965	665,985	232,480

End of year	$1,083,915	$180,965	$665,985

See accompanying notes.

Transamerica Life Insurance Company

Notes to Financial Statements - Statutory Basis

(Dollars in Thousands)

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (86.7% of common shares) and Transamerica Life Insurance and Annuity Company (13.3% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Life Insurance and Annuity Company are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company’s common stock. The accompanying financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred on January 1, 2002, nor is it indicative of future results.

Summarized financial information for the Company and TAC restated for periods prior to the merger are as follows:

	Nine Months Ended September 30 2004	Year Ended December 31
		2003	2002
	Unaudited
Revenues:
Company	$3,953,781	$8,821,301	$10,355,326
TAC	152,450	171,400	149,121

As restated	$4,106,231	$8,992,701	$10,504,447

Net income (loss):
Company	$85,793	$214,137	$(121,152)
TAC	(12,013)	(46,988)	(14,324)

As restated	$73,780	$167,149	$(135,476)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

	September 30	December 31
	2004	2003
	Unaudited
Assets:
Company	$40,290,163	$37,937,428
TAC	988,669	954,582

As restated	$41,278,832	$38,892,010

Liabilities:
Company	$38,991,898	$36,615,299
TAC	949,526	901,480

As restated	$39,941,424	$37,516,779

Capital and surplus:
Company	$1,298,265	$1,322,129
TAC	39,143	53,102

As restated	$1,337,408	$1,375,231

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus (deficit). Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2004 and 2003, the Company excluded investment income due and accrued of $552 and $1,653, respectively, with respect to such practices.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. A cash payment is often exchanged at the outset of the swap contract to represent the present value of cash flows of the instrument. This payment occurs because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged at each due date as well as at the end of the contract. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost, consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current interest rate environment for the future. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and amortized into earnings over the life of the future, investment asset.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

These derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue or benefits paid.

Stock Option and Stock Appreciation Rights Plans

Beginning in 2003, the Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $613 for year ended December 31, 2004.

Reclassifications

Certain reclassifications have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

2. Accounting Changes

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

During 2003, the state of Missouri (the state of domicile for TAC prior to the merger into the Company) adopted Actuarial Guideline 38 through its adoption of the June 30, 2003 Accounting Practices and Procedures Manual. As such, the Company has adopted this guideline. Reserves as of January 1, 2003 under Actuarial Guideline 38, were increased by $31,957 and this amount has been recorded directly to unassigned surplus as the cumulative effect of a change in accounting principle.

3. Capital Structure

The Company has 42,500 shares of preferred stock outstanding that is owned by AEGON. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At both December 31, 2004 and 2003, there were no cumulative unpaid dividends relating to the preferred shares.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution was carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding Company, LLC, an affiliate, in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2004 and 2003, are as follows:

December 31, 2004
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$33,000	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	31,550	4,500

Total		$575,000	$575,000	$34,500	$64,550	$8,625

December 31, 2003
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$16,500	$4,125
December 30, 2002	6.0	300,000	300,000	13,550	13,550	4,500

Total		$575,000	$575,000	$30,050	$30,050	$8,625

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Receivable from parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2004		2003
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$1,083,915	$1,083,915	$180,965	$180,965
Bonds	23,378,296	24,081,797	21,237,543	21,971,319
Preferred stocks, other than affiliates	120,241	128,761	98,178	99,879
Common stocks, other than affiliates	164,778	164,778	127,048	127,048
Mortgage loans on real estate	3,907,422	4,118,224	3,585,272	3,782,857
Policy loans	79,894	79,894	76,455	76,455
Interest rate caps	24	30	43	82
Swaps	(213,520)	310,227	(180,628)	170,896
Receivable from parents, subsidiaries, and affiliates	47,800	47,800	—	—
Separate account assets	13,878,229	13,878,229	12,262,847	12,262,847

Liabilities
Investment contract liabilities	21,239,415	21,467,324	19,083,086	19,557,021
Separate account annuity liabilities	11,170,132	11,170,132	10,251,990	10,251,990

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$738,387	$4,044	$4,726	$1,539	$736,165
State, municipal, and other government	619,802	66,575	5,834	2,699	677,844
Public utilities	1,472,197	84,398	3,071	3,411	1,550,113
Industrial and miscellaneous	12,769,172	588,991	31,508	28,191	13,298,464
Mortgage and other asset-backed securities	7,778,738	94,190	13,581	40,136	7,819,211

	23,378,296	838,198	58,720	75,976	24,081,797
Affiliated preferred stocks	1,102	—	—	—	1,102
Other preferred stocks	120,241	8,655	135	—	128,761

	$23,499,639	$846,853	$58,855	$75,976	$24,211,660

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$538,953	$2,901	$9,168	$—	$532,686
State, municipal, and other government	628,214	79,140	3,936	7,405	696,013
Public utilities	1,319,612	76,439	8,597	3,624	1,383,830
Industrial and miscellaneous	12,029,975	643,996	54,177	15,862	12,603,932
Mortgage and other asset-backed securities	6,720,789	113,228	32,316	46,843	6,754,858

	21,237,543	915,704	108,194	73,734	21,971,319
Affiliated preferred stocks	944	—	—	—	944
Other preferred stocks	98,178	1,716	15	—	99,879

	$21,336,665	$917,420	$108,209	$73,734	$22,072,142

The Company held bonds and preferred stock at December 31, 2004 and 2003 with a carrying value of $52,103 and $17,581, respectively, and amortized cost of $64,868 and $39,700, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2004 and 2003 is as follows:

	Losses Less than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$330,302	$91,595	$421,897
State, municipal and other government	21,981	35,514	57,495
Public utilities	202,602	106,487	309,089
Industrial and miscellaneous	2,112,226	674,599	2,786,825
Mortgage and other asset-backed securities	2,600,155	478,939	3,079,094

	5,267,266	1,387,134	6,654,400
Other preferred stocks	16,361	—	16,361

	$5,283,627	$1,387,134	$6,670,761

	Losses Less than 12 Months	Losses 12 Months or More	Total
December 31, 2003
Bonds:
United States Government and agencies	$406,041	$—	$406,041
State, municipal and other government	56,448	3,448	59,896
Public utilities	244,189	46,765	290,954
Industrial and miscellaneous	2,005,249	287,411	2,292,660
Mortgage and other asset-backed securities	2,030,407	699,701	2,730,108

	4,742,334	1,037,325	5,779,659
Other preferred stocks	4,430	—	4,430

	$4,746,764	$1,037,325	$5,784,089

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$368,682	$374,858
Due after one year through five years	5,638,591	5,805,902
Due after five years through ten years	7,115,385	7,406,145
Due after ten years	2,476,900	2,675,681

	15,599,558	16,262,586
Mortgage and other asset-backed securities	7,778,738	7,819,211

	$23,378,296	$24,081,797

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

The Company’s investment in Transamerica Capital III, a long-term bond issued by an affiliate, is valued at amortized cost with a carrying value of $303 and $3,083 at December 31, 2004 and 2003, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2004	2003	2002
Interest on bonds and preferred stocks	$1,174,456	$1,154,385	$1,006,824
Dividends on equity investments	1,822	3,872	2,076
Interest on mortgage loans	233,847	203,996	162,311
Rental income on real estate	6,625	7,828	8,253
Interest on policy loans	5,608	5,399	4,902
Derivatives	(21,395)	(22,920)	(14,101)
Other	42,094	21,151	27,244

Gross investment income	1,443,057	1,373,711	1,197,509
Less investment expenses	67,575	65,834	54,440

Net investment income	$1,375,482	$1,307,877	$1,143,069

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2004	2003	2002
Proceeds	$17,446,609	$23,823,647	$21,228,877

Gross realized gains	$196,077	$317,148	$159,920
Gross realized losses	(75,123)	(179,475)	(258,972)

Net realized gains (losses)	$120,954	$137,673	$(99,052)

Gross realized losses for the years ended December 31, 2004, 2003 and 2002 include $24,495, $70,859 and $103,905, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2004, investments with an aggregate carrying value of $57,200 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Net realized capital gains (losses) on investments and change in net unrealized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2004	2003	2002
Bonds and preferred stocks	$120,954	$137,673	$(99,052)
Equity securities	6,036	(1,544)	6,464
Mortgage loans on real estate	(11,671)	(78)	374
Real estate	6,320	1,248	(3,193)
Short-term investments	2,113	—	—
Derivatives	(37,464)	(74,660)	(49,788)
Other invested assets	31,866	2,010	2,535

	118,154	64,649	(142,660)
Tax effect	(29,956)	(21,399)	9,062
Transfer from (to) interest maintenance reserve	(48,839)	(91,431)	33,355

Net realized capital gains (losses) on investments	$39,359	$(48,181)	$(100,243)

	Change in Unrealized
	Year Ended December 31
	2004	2003	2002
Bonds	$44,559	$83,127	$24,267
Preferred stocks	8,029	(319)	(3,665)
Common stocks	9,116	2,953	(8,916)
Affiliated entities	161	(4,320)	(129)
Mortgage loans on real estate	—	(27,421)	452
Other invested assets	5,114	21,092	(28,463)
Real estate	—	—	298
Derivative instruments	(40,228)	(56,483)	(60,647)

Change in net unrealized capital gains (losses)	$26,751	$18,629	$(76,803)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2004	2003
Unrealized gains	$13,394	$2,933
Unrealized losses	(2,556)	(1,250)

Net unrealized gains	$10,838	$1,683

During 2004, the Company issued mortgage loans with interest rates ranging from 2.28% to 7.04%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. Mortgage loans with a carrying value of $4,069 were non-income producing for the previous 180 days. Accrued interest of $371 related to these mortgage loans was excluded from investment income at December 31, 2004. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2004 and 2003, the Company had recorded investment in restructured securities of $20,606 and $4,472, respectively. There were no capital losses taken as a result of such restructurings. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2004 and 2003, the Company had loans of $63,827 and $0, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2004, and 2003 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2004 and 2003, the Company held a mortgage loan loss reserve in the AVR of $96,069 and $42,314, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31
	2004	2003
South Atlantic	22%	25%
Pacific	20	23
Mountain	17	14
E. North Central	16	13
Middle Atlantic	11	11
W. North Central	6	6
W. South Central	3	4
E. South Central	3	2
New England	2	2

Property-Type Distribution

	December 31
	2004	2003
Office	37%	38%
Industrial	21	22
Apartment	20	18
Retail	16	16
Other	6	6

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2004 and 2003, the Company had replicated assets with a fair value of $220,517 and $196,173, respectively, and credit default swaps with a fair value of $469 and $(841), respectively. During the three years ended December 31, 2004, 2003, and 2002, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. As of December 31, 2004, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $557,055.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

At December 31, 2004 and 2003, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2004	2003
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$4,764,603	$4,295,140
Receive floating – pay fixed	4,894,349	4,884,879
Receive floating (uncapped) – pay floating (capped)	2,806,196	2,901,587
Interest rate cap agreements	30,854	32,446

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 19 years. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2004 and 2003, none of the Company’s cash flow hedges have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

Derivative instruments that qualify for hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. Derivatives used in hedging transactions that do not meet the criteria of an effective hedge are accounted for at fair value and the changes in fair value are recorded in surplus as unrealized gains and losses. For the years ended December 31, 2004 and 2003, the Company has recorded $69 and $(713), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2004	2003	2002
Direct premiums	$4,089,877	$5,934,444	$9,175,527
Reinsurance assumed – non affiliates	4,135	28,199	30,473
Reinsurance assumed – affiliates	457,885	145,114	218,537
Reinsurance ceded – non affiliates	(148,315)	(199,327)	(330,692)
Reinsurance ceded – affiliates	(720,278)	(44,383)	(28,055)

Net premiums earned	$3,683,304	$5,864,047	$9,065,790

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $159,604, $229,100, and $175,489, during 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $15,175 and $17,152, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2004 and 2003 of $1,365,444 and $1,406,879, respectively.

At December 31, 2004, amounts recoverable from unauthorized reinsurers of $2,089 (2003–$2,153) and reserve credits for reinsurance ceded of $31,484 (2003– $34,928) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $37,230 at December 31, 2004, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $266 and $275 into earnings during 2004 and 2003, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $9,400.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement of operations for 2003. During 2004 and 2003, the Company has amortized $6,979 and $9,473, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

During 2004, the Company entered into another reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd (TIRe), an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $677,733 during 2004 and has taken a reserve credit of $650,613 at December 31, 2004. The Company has a liability for funds held under reinsurance of $620,934 at December 31, 2004. The consummation of this treaty caused no initial gain or loss.

On October 1, 2004 the Company recaptured the business it had ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2004	2003
Deferred income tax assets:
Guaranty funds	$5,770	$5,477
Non-admitted assets	788	22,010
807(f) assets	4,606	4,294
Deferred acquisition costs	179,494	160,643
Reserves	71,710	66,726
Unrealized capital losses	31,811	45,028
Other	28,446	15,059

Total deferred income tax assets	$322,625	$319,237

Deferred income tax assets – nonadmitted	$146,140	$158,651

Deferred income tax liabilities:
Unrealized capital gains	$94,585	$77,748
Other	13,867	5,994

Total deferred income tax liabilities	$108,452	$83,742

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2004	2003	2002
Change in net deferred income tax asset	$(21,322)	$(78,803)	$115,655

Change in deferred income tax assets - nonadmitted	$(12,511)	$(36,917)	$34,836

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain/loss from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2004	2003	2002
Income tax computed at federal statutory rate (35%)	$37,366	$96,026	$(7,023)
Deferred acquisition costs – tax basis	18,744	15,408	30,911
Depreciation	53	(112)	(148)
Dividends received deduction	(5,891)	(2,597)	(2,413)
IMR amortization	(5,438)	(8,108)	(382)
Investment income items	(6,060)	(5,054)	(4,934)
Low income housing credits	(5,215)	(6,035)	(6,051)
Prior year under (over) accrual	(15,214)	(40,689)	832
Reinsurance transactions	(3,853)	3,643	(1,442)
Tax reserve adjustment	4,041	3,168	7,072
Other	(1,189)	3,379	(1,256)

Federal income tax expense	$17,344	$59,029	$15,166

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. Management does not believe the

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

outcome of the protest of findings will have a material effect on the Company’s financial position or results of operations. An examination is underway for 1998 through 2000.

Income taxes incurred during 2004, 2003 and 2002 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $312,070, $199,850, and $1,319, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2004). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2004		2003
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,799,699	5%	$2,234,306	7%
Subject to discretionary withdrawal at book value less surrender charge	5,649,820	17	7,572,375	23
Subject to discretionary withdrawal at market value	10,753,638	32	9,772,559	30
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	8,507,622	25	5,886,716	18
Not subject to discretionary withdrawal provision	7,269,599	21	6,994,416	22

	33,980,378	100%	32,460,372	100%

Less reinsurance ceded	1,254,582		1,295,797

Total policy reserves on annuities and deposit-type liabilities	$32,725,796		$31,164,575

Included in the liability for deposit-type contracts at December 31, 2004 and 2003 are $4,236,873 and $4,381,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2004, the contractual maturities were: 2005 - $782,698; 2006 - $1,139,983; 2007 - $1,374,936; 2008 - $100,117; 2009 - $371,151 and thereafter - $467,988.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $5,007,410 and $5,426,617 at December 31, 2004 and 2003, respectively.

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2004, 2003, and 2002 is as follows:

	Nonindexed Guaranteed Separate Account Less Than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$—	$1,462,914	$1,462,914

Reserves for separate accounts with assets at:
Fair value	$—	$12,892,015	$12,892,015
Amortized cost	418,070	—	418,070

Total at December 31, 2004	$418,070	$12,892,015	$13,310,085

Premiums, deposits, and other considerations for the year ended December 31, 2003	$—	$1,895,800	$1,895,800

Reserves for separate accounts with assets at:
Fair value	$—	$11,232,371	$11,232,371
Amortized cost	388,149	—	388,149

Total at December 31, 2003	$388,149	$11,232,371	$11,620,520

Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total at December 31, 2002	$369,996	$6,953,417	$7,323,413

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2004	2003	2002
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,463,157	$1,897,576	$3,133,334
Transfers from separate accounts	(897,510)	177,729	402,618

Net transfers to separate accounts	565,647	2,075,305	3,535,952
Miscellaneous reconciling adjustments	5,659	4,131	4,566

Transfers as reported in the summary of operations of the life, accident and health annual statement	$571,306	$2,079,436	$3,540,518

At December 31, 2004 and 2003, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2004
Minimum guaranteed death benefit	$12,339,896	$118,545	$27,399
Minimum guaranteed income benefit	8,273,717	93,888	2,760
Guaranteed premium accumulation fund	79,525	8,066	—
Minimum guaranteed withdrawal benefit	448,821	1,612	(1,255)

December 31, 2003
Minimum guaranteed death benefit	$11,168,817	$108,640	$33,703
Minimum guaranteed income benefit	7,812,085	70,780	569
Guaranteed premium accumulation fund	43,229	5,301	—
Minimum guaranteed withdrawal benefit	16,915	15	(19)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2004 and 2003, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$3,703	$2,524	$1,179
Ordinary direct renewal business	22,483	7,090	15,393
Group life direct business	4,190	2,800	1,390

Total life and annuity	30,376	12,414	17,962
Accident and health:
Direct	3,053	—	3,053

Total accident and health	3,053	—	3,053

	$33,429	$12,414	$21,015

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary direct first year business	$6,443	$5,060	$1,383
Ordinary direct renewal business	20,509	5,827	14,682
Group life direct business	1,960	881	1,079

Total life and annuity	28,912	11,768	17,144
Accident and health:
Direct	2,010	—	2,010

Total accident and health	2,010	—	2,010

	$30,922	$11,768	$19,154

At December 31, 2004 and 2003, the Company had insurance in force aggregating $1,175,628 and $1,198,577, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $34,797 and $35,146 to cover these deficiencies at December 31, 2004 and 2003, respectively.

During 2004, the Company made a correction in the guaranteed nonforfeiture interest rate on certain universal life contracts. This caused a decrease in reserves of $1,423, which was credited to capital and surplus.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 statement of changes in capital and surplus.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

accounts are included in the change in surplus in separate accounts in the 2002 statement of changes in capital and surplus.

During 2002, the Company changed the valuation interest rates assumption for a portion of its universal life business. This caused an increase in reserves of $2,703, which was charged directly to capital and surplus.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus [which aggregates a deficit of $83,990 at December 31, 2004] at the time of such dividend, the maximum payment which may be made in 2005, without the prior approval of insurance regulatory authorities, is $186,434.

During 2003, upon approval of insurance regulatory authorities, the Company paid $300,000 to its parent company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

consecutive years of employment. Pension expense aggregated $1,417, $1,658, and $784 for the years ended December 31, 2004, 2003, and 2002, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $620, $637, and $353 for the years ended December 31, 2004, 2003, and 2002, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2004, 2003, and 2002 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $172, $166, and $95 for the years ended December 31, 2004, 2003, and 2002, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2004, 2003 and 2002, the Company sold $23,460, $22,970, and $11,172, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2004, 2003, and 2002, the Company paid $35,941, $72,287, and $61,826, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2004, 2003, and 2002, the Company paid net interest of $1,042, $985, and $737, respectively, to affiliates.

During 2004, the Company received capital contributions from AEGON and TALIAC of $424,830 and $65,170, respectively. During 2003, the Company distributed a dividend to its parent consisting of $45,700 of common stock and $254,300 of cash, and received a cash capital contribution of $200,000 that was accrued in 2002. During 2003 and 2002, the Company received a capital contribution of $80,000 and $230,000, respectively, in cash from its parent. In addition, in 2002, the Company issued a surplus note of $575,000 in exchange for cash.

At December 31, 2004 the Company reported $47,800 short-term notes receivable from Monumental Life Insurance Company, an affiliate, which is due December 23, 2005. At December 31, 2003, the Company did not have any net short-term notes receivable from an affiliate outstanding. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $236,425 and $226,770 at December 31, 2004 and 2003, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,159,379 as of December 31, 2004. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2004, the Company has pledged invested assets with a carrying value and market value of $1,531,589 and $1,569,807, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral at least equal to 102% of the fair value of the loaned securities as of the transaction date. The counterparty is obligated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. The additional collateral along with the collateral already held in connection with the lending transaction is at least equal to 102% of the fair value of the loaned securities. The Company does not participate in securities lending in foreign securities. There are no restrictions as to the collateral. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

December 31, 2004 and 2003, the value of securities loaned amounted to $682,627 and $1,032,994, respectively.

The Company has contingent commitments for $238,735 at December 31, 2004 for joint ventures, partnerships, and limited liability companies.

At December 31, 2004, the Company has mortgage loan commitments of $137,175.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $16,615 and $16,584 and an offsetting premium tax benefit of $7,122 and $7,217 at December 31, 2004 and 2003, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $365, $56, and $(2) for the years ended December 31, 2004, 2003, and 2002, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Reconciliation of Capital and Surplus and Net Loss

The following table reconciles capital and surplus and net income (loss) as reported in the Annual Statement filed with the Insurance Division, Department of Commerce, of the State of Iowa to the amounts reported in the accompanying financial statements:

	December 31, 2003	Year Ended December 31, 2003
	Total Capital and Surplus	Net Income
Amounts reported in Annual Statement	$1,375,231	$164,745
Under accrual of life and annuity reserves	—	3,733
Adjustment for reinsurance recoverables	—	199
Other adjustments	—	(233)
Tax effect	—	(1,295)

Amounts reported herein	$1,375,231	$167,149

	December 31, 2002	Year Ended December 31, 2002
	Total Capital and Surplus	Net Loss
Amounts reported in Annual Statement	$1,559,717	$(133,072)
Under accrual of life and annuity reserves	(3,733)	(3,733)
Adjustment for reinsurance recoverables	(1,446)	(199)
Other adjustments	233	233
Tax effect	1,295	1,295

Amounts reported herein	$1,556,066	$(135,476)

There were no reconciling items at December 31, 2004 of for the year than ended.

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2004

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$744,227	$742,178	$744,227
States, municipalities and political subdivisions	1,718,193	1,718,213	1,718,193
Foreign governments	579,846	638,453	579,846
Public utilities	1,472,197	1,550,113	1,472,197
All other corporate bonds	18,863,530	19,432,538	18,863,530
Redeemable preferred stocks	120,241	128,761	120,241

Total fixed maturities	23,498,234	24,210,256	23,498,234
Equity securities
Common stocks:
Banks, trust and insurance	67,850	67,850	67,850
Industrial, miscellaneous and all other	86,091	96,928	96,928

Total equity securities	153,941	164,778	164,778
Mortgage loans on real estate	3,907,422		3,907,422
Real estate	36,753		36,753
Policy loans	79,894		79,894
Other long-term investments	847,895		847,895
Cash and short-term investments	1,083,915		1,083,915

Total investments	$29,608,054		$29,618,891

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2004
Individual life	$3,706,105	$—	$18,815	$1,106,335	$201,726	$557,857	$767,054
Individual health	481,152	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,747	3,678	26,400	133,892	20,452	129,869	69,428	222,484
Annuity	14,791,947	—	—	2,317,755	1,128,058	3,724,119	364,062

	$19,350,951	$14,942	$65,297	$3,683,304	$1,375,482	$4,561,658	$1,234,603

Year ended December 31, 2003
Individual life	$3,329,369	$—	$14,877	$545,732	$187,047	$493,127	$267,289
Individual health	393,067	11,590	15,488	117,508	20,776	130,651	40,096	$117,509
Group life and health	332,722	3,728	17,239	142,612	18,989	104,620	62,625	205,244
Annuity	13,786,889	—	—	5,058,195	1,081,065	3,618,528	4,000,983

	$17,842,317	$15,318	$47,604	$5,864,047	$1,307,877	$4,346,926	$4,370,993

Year ended December 31, 2002
Individual life	$2,977,485	$—	$17,934	$529,767	$187,122	$343,087	$386,306
Individual health	311,152	10,930	12,898	101,679	17,851	104,699	32,347	$101,581
Group life and health	278,179	6,481	24,006	129,435	18,939	124,841	46,594	161,257
Annuity	11,857,774	—	—	8,304,909	919,157	5,689,344	3,796,799

	$15,424,590	$17,411	$54,838	$9,065,790	$1,143,069	$6,261,971	$4,262,046

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2004
Life insurance in force	$39,895,407	$8,896,284	$88,961	$31,088,084	0%

Premiums:
Individual life	$1,110,524	$8,401	$4,212	$1,106,335	0%
Individual health	126,384	1,062	—	125,322	0
Group life and health	222,484	88,592	—	133,892	0
Annuity	2,630,485	770,538	457,808	2,317,755	20

	$4,089,877	$868,593	$462,020	$3,683,304	13%

Year ended December 31, 2003
Life insurance in force	$38,955,851	$9,672,433	$90,171	$29,373,589	0%

Premiums:
Individual life	$547,646	$6,022	$4,108	$545,732	1%
Individual health	117,509	929	928	117,508	1
Group life and health	205,242	85,907	23,277	142,612	16
Annuity	5,064,047	150,852	145,000	5,058,195	3

	$5,934,444	$243,710	$173,313	$5,864,047	3%

Year ended December 31, 2002
Life insurance in force	$31,110,497	$4,235,057	$99,989	$26,975,429	1%

Premiums:
Individual life	$581,642	$55,840	$3,965	$529,767	1%
Individual health	101,581	1,054	1,152	101,679	1
Group life and health	161,257	57,179	25,357	129,435	20
Annuity	8,331,047	244,674	218,536	8,304,909	3

	$9,175,527	$358,747	$249,010	$9,065,790	3%

FINANCIAL STATEMENTS

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Year Ended December 31, 2004

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Financial Statements

Year Ended December 31, 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Immediate Income Builder II

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account VA J of Transamerica Life Insurance Company (comprise of the Janus Growth, Transamerica Equity, VanKampen Emerging Growth, AIM V.I. Capital Appreciation, AIM V.I. Governmental Securities, AIM V.I. Core Equity, AIM V.I. Premier Equity, Dreyfus Stock Index, Dreyfus VIF – Money Market, Dreyfus VIF – Small Company Stock, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Nations High Yield Bond, Nations International Value, Nations Marsico Growth, Nations Marsico Focused Equities, Nations Marsico International Opportunities, Nations Marsico 21st Century, Nations Marsico MidCap Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Strategic Bond, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP High Income, Fidelity – VIP Contrafund®, Fidelity – VIP Investment Grade Bond, Fidelity – VIP Growth & Income, Fidelity – VIP Balanced, and Fidelity – VIP Mid Cap subaccounts), which are available for investment by contract owners of the Immediate Income Builder II, as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for the period indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

1

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising Separate Account VA J of Transamerica Life Insurance Company, which are available for investment by contract owners of the Immediate Income Builder II at December 31, 2004, and the results of their operations for the year then ended and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

January 31, 2005

2

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2004

	Janus Growth Subaccount	Transamerica Equity Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Capital Appreciation Subaccount
Assets
Investment in securities:
Number of shares	0.000	8,676.410	703.191	0.000

Cost	$—	$124,501	$10,762	$—

Investments in mutual funds, at net asset value	$—	$181,163	$12,552	$—
Receivable for units sold	—	5,599	(220)	—

Total assets	—	186,762	12,332	—

Liabilities
Payable for units redeemed	—	5,600	(218)	—

	$—	$181,162	$12,550	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$181,162	$12,550	$—

Total net assets	$—	$181,162	$12,550	$—

Equivalent accumulation units outstanding:
M&E - 1.25%	—	—	—	—

M&E - 2.50%	—	152,180	14,204	—

Equivalent accumulation unit value:
M&E - 1.25%	$1.162814	$1.238339	$0.919097	$1.085884

M&E - 2.50%	$1.117845	$1.190446	$0.883556	$1.043875

See accompanying notes.

3

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2004

	AIM V.I. Governmental Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	Dreyfus Stock Index Subaccount
Assets
Investment in securities:
Number of shares	4,058.324	1,318.360	1,534.129	2,360.770

Cost	$50,296	$23,227	$25,921	$55,616

Investments in mutual funds, at net asset value	$48,740	$29,637	$32,493	$72,948
Receivable for units sold	411	536	1,509	323

Total assets	49,151	30,173	34,002	73,271

Liabilities

Payable for units redeemed	411	542	1,513	333

	$48,740	$29,631	$32,489	$72,938

Net Assets:

Deferred annuity contracts terminable by owners	$48,740	$29,631	$32,489	$72,938

Total net assets	$48,740	$29,631	$32,489	$72,938

Equivalent accumulation units outstanding:
M&E - 1.25%	—	—	—	—

M&E - 2.50%	47,127	26,612	36,680	68,395

Equivalent accumulation unit value:
M&E - 1.25%	$1.075830	$1.158207	$0.921362	$1.109305

M&E - 2.50%	$1.034230	$1.113431	$0.885739	$1.066430

See accompanying notes.

4

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2004

	Dreyfus VIF- Money Market Subaccount	Dreyfus VIF- Small Company Stock Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount
Assets
Investment in securities:
Number of shares	9,628.850	3,306.995	0.000	1,121.661

Cost	$9,629	$52,361	$—	$13,841

Investments in mutual funds, at net asset value	$9,629	$74,242	$—	$17,083
Receivable for units sold	(689)	449	—	(71)

Total assets	8,940	74,691	—	17,012

Liabilities
Payable for units redeemed	(688)	452	—	(68)

	$9,628	$74,239	$—	$17,080

Net Assets:
Deferred annuity contracts terminable by owners	$9,628	$74,239	$—	$17,080

Total net assets	$9,628	$74,239	$—	$17,080

Equivalent accumulation units outstanding:
M&E - 1.25%	—	2,392	—	3,035

M&E - 2.50%	10,072	51,707	—	12,987

Equivalent accumulation unit value:
M&E - 1.25%	$0.994373	$1.424935	$1.020173	$1.100504

M&E - 2.50%	$0.955904	$1.369846	$0.980704	$1.057965

See accompanying notes.

5

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2004

	MFS Total Return Subaccount	MFS Utilities Subaccount	Nations High Yield Bond Subaccount	Nations International Value Subaccount
Assets
Investment in securities:
Number of shares	12,892.069	767.300	1,284.999	0.000

Cost	$226,812	$10,140	$11,492	$—

Investments in mutual funds, at net asset value	$273,956	$15,592	$13,544	$—
Receivable for units sold	4,768	(58)	(45)	—

Total assets	278,724	15,534	13,499	—

Liabilities
Payable for units redeemed	4,769	(50)	(38)	—

	$273,955	$15,584	$13,537	$—

Net Assets:
Deferred annuity contracts terminable by owners	$273,955	$15,584	$13,537	$—

Total net assets	$273,955	$15,584	$13,537	$—

Equivalent accumulation units outstanding:
M&E - 1.25%	2,648	—	—	—

M&E - 2.50%	232,133	12,892	9,341	—

Equivalent accumulation unit value:
M&E - 1.25%	$1.213232	$1.257489	$1.507503	$1.598037

M&E - 2.50%	$1.166322	$1.208850	$1.449209	$1.535733

See accompanying notes.

6

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2004

	Nations Marsico Growth Subaccount	Nations Marsico Focused Equities Subaccount	Nations Marsico International Opportunities Subaccount	Nations Marsico 21st Century Subaccount
Assets
Investment in securities:
Number of shares	706.549	0.009	1,842.593	0.081

Cost	$8,387	$1	$19,528	$—

Investments in mutual funds, at net asset value	$11,764	$—	$29,002	$1
Receivable for units sold	(23)	—	(228)	—

Total assets	11,741	—	28,774	1

Liabilities
Payable for units redeemed	(20)	—	(220)	1

	$11,761	$—	$28,994	$—

Net Assets:
Deferred annuity contracts terminable by owners	$11,761	$—	$28,994	$—

Total net assets	$11,761	$—	$28,994	$—

Equivalent accumulation units outstanding:
M&E - 1.25%	—	—	—	—

M&E - 2.50%	9,612	—	18,400	—

Equivalent accumulation unit value:
M&E - 1.25%	$1.272744	$1.280129	$1.639107	$1.753184

M&E - 2.50%	$1.223545	$1.230638	$1.575742	$1.685429

See accompanying notes.

7

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2004

	Nations Marsico MidCap Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount
Assets
Investment in securities:
Number of shares	2,874.234	86.359	1,736.690	358.774

Cost	$18,176	$2,927	$32,628	$2,929

Investments in mutual funds, at net asset value	$23,281	$3,172	$50,937	$3,143
Receivable for units sold	(151)	(0)	(107)	(1)

Total assets	23,130	3,172	50,830	3,142

Liabilities
Payable for units redeemed	(145)	1	(108)	(1)

	$23,275	$3,171	$50,938	$3,143

Net Assets:
Deferred annuity contracts terminable by owners	$23,275	$3,171	$50,938	$3,143

Total net assets	$23,275	$3,171	$50,938	$3,143

Equivalent accumulation units outstanding:
M&E - 1.25%	3,237	3,018	2,479	2,403

M&E - 2.50%	19,778	—	35,279	—

Equivalent accumulation unit value:
M&E - 1.25%	$1.046083	$1.050858	$1.399610	$1.307795

M&E - 2.50%	$1.005636	$1.010221	$1.345492	$1.257209

See accompanying notes.

8

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2004

	Oppenheimer Main Street Subaccount	Oppenheimer Strategic Bond Subaccount	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount
Assets
Investment in securities:
Number of shares	791.989	2,945.325	3,696.819	335.726

Cost	$13,797	$14,210	$67,727	$10,913

Investments in mutual funds, at net asset value	$16,394	$15,581	$92,753	$10,622
Receivable for units sold	(115)	43	1,289	(2,417)

Total assets	16,279	15,624	94,042	8,205

Liabilities
Payable for units redeemed	(114)	45	1,289	(2,420)

	$16,393	$15,579	$92,753	$10,625

Net Assets:
Deferred annuity contracts terminable by owners	$16,393	$15,579	$92,753	$10,625

Total net assets	$16,393	$15,579	$92,753	$10,625

Equivalent accumulation units outstanding:
M&E - 1.25%	2,856	2,328	—	—

M&E - 2.50%	11,999	9,589	79,161	11,147

Equivalent accumulation unit value:
M&E - 1.25%	$1.117231	$1.349238	$1.218815	$0.991542

M&E - 2.50%	$1.100253	$1.297071	$1.171695	$0.953205

See accompanying notes.

9

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2004

	Fidelity-VIP High Income Subaccount	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Investment Grade Bond Subaccount	Fidelity-VIP Growth & Income Subaccount
Assets
Investment in securities:
Number of shares	0.148	8,269.328	7,938.080	5,874.607

Cost	$1	$151,003	$105,243	$73,268

Investments in mutual funds, at net asset value	$1	$217,897	$103,830	$80,541
Receivable for units sold	—	339	2,479	2,730

Total assets	1	218,236	106,309	83,271

Liabilities
Payable for units redeemed	1	344	2,479	2,726

	$—	$217,892	$103,830	$80,545

Net Assets:
Deferred annuity contracts terminable by owners	$—	$217,892	$103,830	$80,545

Total net assets	$—	$217,892	$103,830	$80,545

Equivalent accumulation units outstanding:
M&E - 1.25%	—	2,519	—	60,024

M&E - 2.50%	—	167,247	93,596	14,058

Equivalent accumulation unit value:
M&E - 1.25%	$1.414003	$1.334336	$1.153966	$1.095284

M&E - 2.50%	$1.359321	$1.282722	$1.109337	$1.052899

See accompanying notes.

10

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Assets and Liabilities

December 31, 2004

	Fidelity-VIP Balanced Subaccount	Fidelity-VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	1,407.525	6,634.652

Cost	$17,427	$113,225

Investments in mutual funds, at net asset value	$19,987	$198,243
Receivable for units sold	(198)	8,361

Total assets	19,789	206,604

Liabilities
Payable for units redeemed	(195)	8,366

	$19,984	$198,238

Net Assets:
Deferred annuity contracts terminable by owners	$19,984	$198,238

Total net assets	$19,984	$198,238

Equivalent accumulation units outstanding:
M&E - 1.25%	—	—

M&E - 2.50%	18,339	129,593

Equivalent accumulation unit value:
M&E - 1.25%	$1.133565	$1.591173

M&E - 2.50%	$1.089720	$1.529697

See accompanying notes.

11

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2004

	Janus Growth Subaccount	Transamerica Equity Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Capital Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charges	—	4,221	302	—

Net investment income (loss)	—	(4,221)	(302)	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	16,873	1,002	—
Cost of investments sold	—	13,118	883	—

Net realized capital gains (losses) on investments	—	3,755	119	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	35,094	1,073	—
End of period	—	56,662	1,790	—

Net change in unrealized appreciation/depreciation of investments	—	21,568	717	—

Net realized and unrealized capital gains (losses) on investments	—	25,323	836	—

Increase (decrease) in net assets from operations	$—	$21,102	$534	$—

See accompanying notes.

12

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2004

	AIM V.I. Governmental Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	Dreyfus Stock Index Subaccount
Net investment income (loss)
Income:
Dividends	$1,716	$233	$99	$1,015
Expenses:
Administrative, mortality and expense risk charges	1,261	717	797	1,766

Net investment income (loss)	455	(484)	(698)	(751)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	5,699	2,149	4,142	7,338
Cost of investments sold	5,761	1,768	3,419	6,403

Net realized capital gains (losses) on investments	(62)	381	723	935

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,042)	4,607	5,755	12,270
End of period	(1,556)	6,410	6,572	17,332

Net change in unrealized appreciation/depreciation of investments	(514)	1,803	817	5,062

Net realized and unrealized capital gains (losses) on investments	(576)	2,184	1,540	5,997

Increase (decrease) in net assets from operations	$(121)	$1,700	$842	$5,246

See accompanying notes.

13

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2004

	Dreyfus VIF- Money Market Subaccount	Dreyfus VIF- Small Company Stock Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount
Net investment income (loss)
Income:
Dividends	$81	$—	$—	$145
Expenses:
Administrative, mortality and expense risk charges	252	1,658	—	349

Net investment income (loss)	(171)	(1,658)	—	(204)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	4,485	—	—
Proceeds from sales	1,225	5,735	—	1,213
Cost of investments sold	1,225	3,978	—	1,038

Net realized capital gains (losses) on investments	(0)	6,242	—	175

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	16,444	—	1,252
End of period	—	21,881	—	3,242

Net change in unrealized appreciation/depreciation of investments	—	5,437	—	1,990

Net realized and unrealized capital gains (losses) on investments	(0)	11,679	—	2,165

Increase (decrease) in net assets from operations	$(171)	$10,021	$—	$1,961

See accompanying notes.

14

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2004

	MFS Total Return Subaccount	MFS Utilities Subaccount	Nations High Yield Bond Subaccount	Nations International Value Subaccount
Net investment income (loss)
Income:
Dividends	$4,109	$183	$812	$—
Expenses:
Administrative, mortality and expense risk charges	6,566	338	325	—

Net investment income (loss)	(2,457)	(155)	487	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	429	—
Proceeds from sales	25,097	1,161	1,040	—
Cost of investments sold	21,706	894	839	—

Net realized capital gains (losses) on investments	3,391	267	630	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	26,682	2,225	2,068	—
End of period	47,144	5,452	2,052	—

Net change in unrealized appreciation/depreciation of investments	20,462	3,227	(16)	—

Net realized and unrealized capital gains (losses) on investments	23,853	3,494	614	—

Increase (decrease) in net assets from operations	$21,396	$3,339	$1,101	$—

See accompanying notes.

15

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2004

	Nations Marsico Growth Subaccount	Nations Marsico Focused Equities Subaccount	Nations Marsico International Opportunities Subaccount	Nations Marsico 21st Century Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$85	$—
Expenses:
Administrative, mortality and expense risk charges	272	—	673	—

Net investment income (loss)	(272)	—	(588)	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	44	—
Proceeds from sales	892	—	2,089	—
Cost of investments sold	711	—	1,454	—

Net realized capital gains (losses) on investments	181	—	679	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,192	(1)	6,006	1
End of period	3,377	(1)	9,474	1

Net change in unrealized appreciation/depreciation of investments	1,185	—	3,468	—

Net realized and unrealized capital gains (losses) on investments	1,366	—	4,147	—

Increase (decrease) in net assets from operations	$1,094	$—	$3,559	$—

See accompanying notes.

16

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2004

	Nations Marsico MidCap Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$512	$—
Expenses:
Administrative, mortality and expense risk charges	483	30	1,114	30

Net investment income (loss)	(483)	(30)	(602)	(30)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,653	175	4,623	175
Cost of investments sold	1,334	171	3,284	171

Net realized capital gains (losses) on investments	319	4	1,339	4

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,497	—	11,900	(1)
End of period	5,105	245	18,309	214

Net change in unrealized appreciation/depreciation of investments	2,608	245	6,409	215

Net realized and unrealized capital gains (losses) on investments	2,927	249	7,748	219

Increase (decrease) in net assets from operations	$2,444	$219	$7,146	$189

See accompanying notes.

17

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2004

	Oppenheimer Main Street Subaccount	Oppenheimer Strategic Bond Subaccount	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount
Net investment income (loss)
Income:
Dividends	$92	$605	$1,313	$11
Expenses:
Administrative, mortality and expense risk charges	348	332	2,229	196

Net investment income (loss)	(256)	273	(916)	(185)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	342	—
Proceeds from sales	1,209	1,183	9,079	1,235
Cost of investments sold	1,033	1,119	7,509	1,337

Net realized capital gains (losses) on investments	176	64	1,912	(102)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,473	835	18,666	(599)
End of period	2,597	1,371	25,026	(291)

Net change in unrealized appreciation/depreciation of investments	1,124	536	6,360	308

Net realized and unrealized capital gains (losses) on investments	1,300	600	8,272	206

Increase (decrease) in net assets from operations	$1,044	$873	$7,356	$21

See accompanying notes.

18

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2004

	Fidelity-VIP High Income Subaccount	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Investment Grade Bond Subaccount	Fidelity-VIP Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$443	$4,464	$629
Expenses:
Administrative, mortality and expense risk charges	—	5,083	2,644	1,177

Net investment income (loss)	—	(4,640)	1,820	(548)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	3,328	—
Proceeds from sales	—	19,428	11,233	6,979
Cost of investments sold	—	14,704	11,512	6,841

Net realized capital gains (losses) on investments	—	4,724	3,049	138

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	42,569	1,734	3,818
End of period	—	66,894	(1,413)	7,273

Net change in unrealized appreciation/depreciation of investments	—	24,325	(3,147)	3,455

Net realized and unrealized capital gains (losses) on investments	—	29,049	(98)	3,593

Increase (decrease) in net assets from operations	$—	$24,409	$1,722	$3,045

See accompanying notes.

19

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Operations

Year Ended December 31, 2004

	Fidelity-VIP Balanced Subaccount	Fidelity-VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$379	$—
Expenses:
Administrative, mortality and expense risk charges	500	4,423

Net investment income (loss)	(121)	(4,423)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	2,029	18,197
Cost of investments sold	1,846	12,245

Net realized capital gains (losses) on investments	183	5,952

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,130	50,597
End of period	2,560	85,018

Net change in unrealized appreciation/depreciation of investments	430	34,421

Net realized and unrealized capital gains (losses) on investments	613	40,373

Increase (decrease) in net assets from operations	$492	$35,950

See accompanying notes.

20

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Janus Growth Subaccount		Transamerica Equity Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$—	$(30)	$(4,221)	$(3,684)
Net realized capital gains (losses) on investments	—	(17)	3,755	1,674
Net change in unrealized appreciation/ depreciation of investments	—	410	21,568	40,331

Increase (decrease) in net assets from operations	—	363	21,102	38,321

Contract transactions
Net contract purchase payments	—	—	—	25,313
Transfer payments from (to) other subaccounts or general account	—	(1)	(32)	(26)
Contract terminations, withdrawals, and other deductions	—	(1,914)	(12,616)	(12,344)

Increase (decrease) in net assets from contract transactions	—	(1,915)	(12,648)	12,943

Net increase (decrease) in net assets	—	(1,552)	8,454	51,264

Net assets:
Beginning of the period	—	1,552	172,708	121,444

End of the period	$—	$—	$181,162	$172,708

See accompanying notes.

21

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Van Kampen Emerging Growth Subaccount		AIM V.I. Capital Appreciation Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(302)	$(181)	$—	$(30)
Net realized capital gains (losses) on investments	119	(244)	—	(143)
Net change in unrealized appreciation/ depreciation of investments	717	1,650	—	525

Increase (decrease) in net assets from operations	534	1,225	—	352

Contract transactions
Net contract purchase payments	—	12,058	—	—
Transfer payments from (to) other subaccounts or general account	(1)	(2)	—	—
Contract terminations, withdrawals, and other deductions	(700)	(1,926)	—	(1,960)

Increase (decrease) in net assets from contract transactions	(701)	10,130	—	(1,960)

Net increase (decrease) in net assets	(167)	11,355	—	(1,608)

Net assets:
Beginning of the period	12,717	1,362	—	1,608

End of the period	$12,550	$12,717	$—	$—

See accompanying notes.

22

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	AIM V.I. Governmental Securities Subaccount		AIM V.I. Core Equity Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$455	$(520)	$(484)	$(441)
Net realized capital gains (losses) on investments	(62)	224	381	202
Net change in unrealized appreciation/ depreciation of investments	(514)	(1,602)	1,803	5,732

Increase (decrease) in net assets from operations	(121)	(1,898)	1,700	5,493

Contract transactions
Net contract purchase payments	—	11,250	—	—
Transfer payments from (to) other subaccounts or general account	(3)	(49,313)	(3)	(3)
Contract terminations, withdrawals, and other deductions	(4,417)	(27,131)	(1,433)	(3,355)

Increase (decrease) in net assets from contract transactions	(4,420)	(65,194)	(1,436)	(3,358)

Net increase (decrease) in net assets	(4,541)	(67,092)	264	2,135

Net assets:
Beginning of the period	53,281	120,373	29,367	27,232

End of the period	$48,740	$53,281	$29,631	$29,367

See accompanying notes.

23

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	AIM V.I. Premier Equity Subaccount		Dreyfus Stock Index Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(698)	$(514)	$(751)	$(960)
Net realized capital gains (losses) on investments	723	(15)	935	464
Net change in unrealized appreciation/ depreciation of investments	817	6,322	5,062	17,146

Increase (decrease) in net assets from operations	842	5,793	5,246	16,650

Contract transactions
Net contract purchase payments	—	30,938	—	8,438
Transfer payments from (to) other subaccounts or general account	584	(4)	(8)	142
Contract terminations, withdrawals, and other deductions	(3,411)	(3,677)	(5,572)	(20,561)

Increase (decrease) in net assets from contract transactions	(2,827)	27,257	(5,580)	(11,981)

Net increase (decrease) in net assets	(1,985)	33,050	(334)	4,669

Net assets:
Beginning of the period	34,474	1,424	73,272	68,603

End of the period	$32,489	$34,474	$72,938	$73,272

See accompanying notes.

24

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Dreyfus VIF-Money Market Subaccount		Dreyfus VIF-Small Company Stock Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(171)	$(503)	$(1,658)	$(1,263)
Net realized capital gains (losses) on investments	(0)	—	6,242	977
Net change in unrealized appreciation/ depreciation of investments	—	—	5,437	18,752

Increase (decrease) in net assets from operations	(171)	(503)	10,021	18,466

Contract transactions
Net contract purchase payments	—	—	3,098	14,870
Transfer payments from (to) other subaccounts or general account	(1)	1	(19)	63
Contract terminations, withdrawals, and other deductions	(972)	(23,640)	(4,061)	(10,028)

Increase (decrease) in net assets from contract transactions	(973)	(23,639)	(982)	4,905

Net increase (decrease) in net assets	(1,144)	(24,142)	9,039	23,371

Net assets:
Beginning of the period	10,772	34,914	65,200	41,829

End of the period	$9,628	$10,772	$74,239	$65,200

See accompanying notes.

25

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	MFS Emerging Growth Subaccount		MFS Research Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$—	$(28)	$(204)	$(176)
Net realized capital gains (losses) on investments	—	(197)	175	(77)
Net change in unrealized appreciation/ depreciation of investments	—	551	1,990	1,640

Increase (decrease) in net assets from operations	—	326	1,961	1,387

Contract transactions
Net contract purchase payments	—	1	3,098	12,058
Transfer payments from (to) other subaccounts or general account	—	(2)	(3)	(1)
Contract terminations, withdrawals, and other deductions	—	(1,743)	(863)	(2,115)

Increase (decrease) in net assets from contract transactions	—	(1,744)	2,232	9,942

Net increase (decrease) in net assets	—	(1,418)	4,193	11,329

Net assets:
Beginning of the period	—	1,418	12,887	1,558

End of the period	$—	$—	$17,080	$12,887

See accompanying notes.

26

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	MFS Total Return Subaccount		MFS Utilities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(2,457)	$(2,426)	$(155)	$(178)
Net realized capital gains (losses) on investments	3,391	3,994	267	(34)
Net change in unrealized appreciation/ depreciation of investments	20,462	28,083	3,227	2,684

Increase (decrease) in net assets from operations	21,396	29,651	3,339	2,472

Contract transactions
Net contract purchase payments	3,098	103,345	—	11,425
Transfer payments from (to) other subaccounts or general account	(29)	19,481	(5)	(1)
Contract terminations, withdrawals, and other deductions	(18,750)	(77,401)	(823)	(2,276)

Increase (decrease) in net assets from contract transactions	(15,681)	45,425	(828)	9,148

Net increase (decrease) in net assets	5,715	75,076	2,511	11,620

Net assets:
Beginning of the period	268,240	193,164	13,073	1,453

End of the period	$273,955	$268,240	$15,584	$13,073

See accompanying notes.

27

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Nations High Yield Bond Subaccount		Nations International Value Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$487	$452	$—	$(34)
Net realized capital gains (losses) on investments	630	543	—	423
Net change in unrealized appreciation/ depreciation of investments	(16)	2,531	—	316

Increase (decrease) in net assets from operations	1,101	3,526	—	705

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(2)	(4)	—	1
Contract terminations, withdrawals, and other deductions	(715)	(3,239)	—	(2,463)

Increase (decrease) in net assets from contract transactions	(717)	(3,243)	—	(2,462)

Net increase (decrease) in net assets	384	283	—	(1,757)

Net assets:
Beginning of the period	13,153	12,870	—	1,757

End of the period	$13,537	$13,153	$—	$—

See accompanying notes.

28

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Nations Marsico Growth Subaccount		Nations Marsico Focused Equities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(272)	$(285)	$—	$(35)
Net realized capital gains (losses) on investments	181	290	—	262
Net change in unrealized appreciation/ depreciation of investments	1,185	2,881	—	205

Increase (decrease) in net assets from operations	1,094	2,886	—	432

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(2)	(1)	—	—
Contract terminations, withdrawals, and other deductions	(619)	(2,712)	—	(2,190)

Increase (decrease) in net assets from contract transactions	(621)	(2,713)	—	(2,190)

Net increase (decrease) in net assets	473	173	—	(1,758)

Net assets:
Beginning of the period	11,288	11,115	—	1,758

End of the period	$11,761	$11,288	$—	$—

See accompanying notes.

29

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Nations Marsico International Opportunities Subaccount		Nations Marsico 21st Century Subaccount
	2004	2003	2004	2003
Operations

Net investment income (loss)	$(588)	$(456)	$—	$(41)
Net realized capital gains (losses) on investments	679	821	—	820
Net change in unrealized appreciation/ depreciation of investments	3,468	6,247	—	11

Increase (decrease) in net assets from operations	3,559	6,612	—	790

Contract transactions
Net contract purchase payments	—	12,059	—	—
Transfer payments from (to) other subaccounts or general account	(4)	(8)	—	(1)
Contract terminations, withdrawals, and other deductions	(1,416)	(3,501)	—	(2,748)

Increase (decrease) in net assets from contract transactions	(1,420)	8,550	—	(2,749)

Net increase (decrease) in net assets	2,139	15,162	—	(1,959)

Net assets:
Beginning of the period	26,855	11,693	—	1,959

End of the period	$28,994	$26,855	$—	$—

See accompanying notes.

30

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Nations Marsico MidCap Growth Subaccount		Oppenheimer Capital Appreciation Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(483)	$(315)	$(30)	$(23)
Net realized capital gains (losses) on investments	319	(70)	4	(70)
Net change in unrealized appreciation/ depreciation of investments	2,608	3,158	245	442

Increase (decrease) in net assets from operations	2,444	2,773	219	349

Contract transactions
Net contract purchase payments	3,098	12,058	3,098	—
Transfer payments from (to) other subaccounts or general account	(5)	(4)	(1)	—
Contract terminations, withdrawals, and other deductions	(1,169)	(2,338)	(145)	(1,884)

Increase (decrease) in net assets from contract transactions	1,924	9,716	2,952	(1,884)

Net increase (decrease) in net assets	4,368	12,489	3,171	(1,535)

Net assets:
Beginning of the period	18,907	6,418	—	1,535

End of the period	$23,275	$18,907	$3,171	$—

See accompanying notes.

31

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Oppenheimer Global Securities Subaccount		Oppenheimer High Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(602)	$(713)	$(30)	$115
Net realized capital gains (losses) on investments	1,339	430	4	96
Net change in unrealized appreciation/ depreciation of investments	6,409	14,009	215	192

Increase (decrease) in net assets from operations	7,146	13,726	189	403

Contract transactions
Net contract purchase payments	3,098	2,813	3,098	—
Transfer payments from (to) other subaccounts or general account	(7)	20,280	—	—
Contract terminations, withdrawals, and other deductions	(3,489)	(9,930)	(144)	(2,380)

Increase (decrease) in net assets from contract transactions	(398)	13,163	2,954	(2,380)

Net increase (decrease) in net assets	6,748	26,889	3,143	(1,977)

Net assets:
Beginning of the period	44,190	17,301	—	1,977

End of the period	$50,938	$44,190	$3,143	$—

See accompanying notes.

32

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Oppenheimer Main Street Subaccount		Oppenheimer Strategic Bond Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(256)	$(170)	$273	$(55)
Net realized capital gains (losses) on investments	176	46	64	252
Net change in unrealized appreciation/ depreciation of investments	1,124	1,776	536	801

Increase (decrease) in net assets from operations	1,044	1,652	873	998

Contract transactions
Net contract purchase payments	3,098	12,058	3,098	12,058
Transfer payments from (to) other subaccounts or general account	—	(3)	(2)	(1)
Contract terminations, withdrawals, and other deductions	(861)	(2,263)	(851)	(2,756)

Increase (decrease) in net assets from contract transactions	2,237	9,792	2,245	9,301

Net increase (decrease) in net assets	3,281	11,444	3,118	10,299

Net assets:
Beginning of the period	13,112	1,668	12,461	2,162

End of the period	$16,393	$13,112	$15,579	$12,461

See accompanying notes.

33

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Fidelity-VIP Equity-Income Subaccount		Fidelity-VIP Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(916)	$(1,115)	$(185)	$(213)
Net realized capital gains (losses) on investments	1,912	999	(102)	(548)
Net change in unrealized appreciation/ depreciation of investments	6,360	20,439	308	3,170

Increase (decrease) in net assets from operations	7,356	20,323	21	2,409

Contract transactions
Net contract purchase payments	—	51,695	—	—
Transfer payments from (to) other subaccounts or general account	(12)	87	3,065	(1)
Contract terminations, withdrawals, and other deductions	(6,828)	(15,697)	(1,054)	(2,903)

Increase (decrease) in net assets from contract transactions	(6,840)	36,085	2,011	(2,904)

Net increase (decrease) in net assets	516	56,408	2,032	(495)

Net assets:
Beginning of the period	92,237	35,829	8,593	9,088

End of the period	$92,753	$92,237	$10,625	$8,593

See accompanying notes.

34

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Fidelity-VIP High Income Subaccount		Fidelity-VIP Contrafund® Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$—	$121	$(4,640)	$(3,791)
Net realized capital gains (losses) on investments	—	268	4,724	1,534
Net change in unrealized appreciation/ depreciation of investments	—	98	24,325	43,107

Increase (decrease) in net assets from operations	—	487	24,409	40,850

Contract transactions
Net contract purchase payments	—	—	3,098	29,195
Transfer payments from (to) other subaccounts or general account	—	—	(45)	60,364
Contract terminations, withdrawals, and other deductions	—	(2,563)	(14,393)	(18,618)

Increase (decrease) in net assets from contract transactions	—	(2,563)	(11,340)	70,941

Net increase (decrease) in net assets	—	(2,076)	13,069	111,791

Net assets:
Beginning of the period	—	2,076	204,823	93,032

End of the period	$—	$—	$217,892	$204,823

See accompanying notes.

35

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Fidelity-VIP Investment Grade Bond Subaccount		Fidelity-VIP Growth & Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$1,820	$922	$(548)	$(366)
Net realized capital gains (losses) on investments	3,049	2,130	138	(545)
Net change in unrealized appreciation/ depreciation of investments	(3,147)	(1,140)	3,455	15,572

Increase (decrease) in net assets from operations	1,722	1,912	3,045	14,661

Contract transactions
Net contract purchase payments	—	31,287	—	14,237
Transfer payments from (to) other subaccounts or general account	110	(17)	(2)	—
Contract terminations, withdrawals, and other deductions	(8,689)	(18,714)	(5,801)	(6,789)

Increase (decrease) in net assets from contract transactions	(8,579)	12,556	(5,803)	7,448

Net increase (decrease) in net assets	(6,857)	14,468	(2,758)	22,109

Net assets:
Beginning of the period	110,687	96,219	83,303	61,194

End of the period	$103,830	$110,687	$80,545	$83,303

See accompanying notes.

36

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003

	Fidelity-VIP Balanced Subaccount		Fidelity-VIP Mid Cap Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(121)	$68	$(4,423)	$(3,199)
Net realized capital gains (losses) on investments	183	98	5,952	1,684
Net change in unrealized appreciation/ depreciation of investments	430	2,285	34,421	50,424

Increase (decrease) in net assets from operations	492	2,451	35,950	48,909

Contract transactions
Net contract purchase payments	—	—	—	33,925
Transfer payments from (to) other subaccounts or general account	(1)	20,257	(21)	(71,720)
Contract terminations, withdrawals, and other deductions	(1,528)	(3,555)	(13,752)	(12,586)

Increase (decrease) in net assets from contract transactions	(1,529)	16,702	(13,773)	(50,381)

Net increase (decrease) in net assets	(1,037)	19,153	22,177	(1,472)

Net assets:
Beginning of the period	21,021	1,868	176,061	177,533

End of the period	$19,984	$21,021	$198,238	$176,061

See accompanying notes.

37

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA J of Transamerica Life Insurance Company (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of Transamerica Corporation. Transamerica Corporation is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specified investment subaccounts is available to contract owners of Immediate Income Builder II from Transamerica. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
AEGON/Transamerica Series Fund, Inc.:
Janus Growth
Transamerica Equity
Van Kampen Emerging Growth
AIM Variable Insurance Funds - Series II:
AIM V.I. Capital Appreciation Fund
AIM V.I. Governmental Securities Fund
AIM V.I. Core Equity Fund
AIM V.I. Premier Equity Fund
Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Money Market Portfolio
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Small Company Stock Portfolio
MFS® Variable Insurance TrustSM - Service Class:
MFS Emerging Growth Series
MFS Research Series
MFS Total Return Series
MFS Utilities Series
Nations Separate Account Trust:
Nations High Yield Bond Portfolio
Nations International Value Portfolio
Nations Marsico Growth Portfolio
Nations Marsico Focused Equities Portfolio
Nations Marsico International Opportunities Portfolio
Nations Marsico 21st Century Portfolio
Nations Marsico MidCap Growth Portfolio
Oppenheimer Variable Account Funds - Service Shares:
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Strategic Bond Fund/VA
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity-VIP Equity-Income Portfolio
Fidelity-VIP Growth Portfolio
Fidelity-VIP High Income Portfolio
Fidelity-VIP Contrafund® Portfolio
Fidelity-VIP Investment Grade Bond Portfolio
Fidelity-VIP Growth & Income Portfolio
Fidelity-VIP Balanced Portfolio
Fidelity-VIP Mid Cap Portfolio

38

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Janus Growth	October 15, 2001
Transamerica Equity	October 15, 2001
Van Kampen Emerging Growth	October 15, 2001
AIM V.I. Capital Appreciation	October 15, 2001
AIM V.I. Governmental Securities	October 15, 2001
AIM V.I. Core Equity	October 15, 2001
AIM V.I. Premier Equity	October 15, 2001
Dreyfus Stock Index	October 15, 2001
Dreyfus VIF - Money Market	October 15, 2001
Dreyfus VIF - Small Company Stock	October 15, 2001
MFS Emerging Growth	October 15, 2001
MFS Research	October 15, 2001
MFS Total Return	October 15, 2001
MFS Utilities	October 15, 2001
Nations High Yield Bond	October 15, 2001
Nations International Value	October 15, 2001
Nations Marsico Growth	October 15, 2001
Nations Marsico Focused Equities	October 15, 2001
Nations Marsico International Opportunities	October 15, 2001
Nations Marsico 21st Century	October 15, 2001
Nations Marsico MidCap Growth	October 15, 2001
Oppenheimer Capial Appreciation	October 15, 2001
Oppenheimer Global Securities	October 15, 2001
Oppenheimer High Income	October 15, 2001
Oppenheimer Main Street Growth & Income	October 15, 2001
Oppenheimer Strategic Bond	October 15, 2001
Fidelity - VIP Equity-Income	October 15, 2001
Fidelity - VIP Growth	October 15, 2001
Fidelity - VIP High Income	October 15, 2001
Fidelity - VIP Contrafund®	October 15, 2001
Fidelity - VIP Investment Grade Bond	October 15, 2001
Fidelity - VIP Growth & Income	October 15, 2001
Fidelity - VIP Balanced	October 15, 2001
Fidelity - VIP Mid Cap	October 15, 2001

39

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2004:

Portfolio	Formerly
Nations Marsico MidCap Growth	Nations MidCap Growth

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2004.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

40

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Janus Growth	$—	$—
Transamerica Equity	—	16,873
Van Kampen Emerging Growth	—	1,002
AIM Variable Insurance Funds - Series II:
AIM V.I. Capital Appreciation Fund	—	—
AIM V.I. Governmental Securities Fund	1,716	5,699
AIM V.I. Core Equity Fund	232	2,149
AIM V.I. Premier Equity Fund	619	4,142
Dreyfus Stock Index Fund, Inc.	1,015	7,338
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Money Market Portfolio	81	1,225
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Small Company Stock Portfolio	7,584	5,735
MFS® Variable Insurance TrustSM - Service Class:
MFS Emerging Growth Series	—	—
MFS Research Series	3,243	1,213
MFS Total Return Series	6,952	25,097
MFS Utilities Series	184	1,161
Nations Separate Account Trust:
Nations High Yield Bond Portfolio	1,242	1,040
Nations International Value Portfolio	—	—
Nations Marsico Growth Portfolio	1	892
Nations Marsico Focused Equities Portfolio	—	—
Nations Marsico International Opportunities Portfolio	128	2,089
Nations Marsico 21st Century Portfolio	—	—
Nations Marsico MidCap Growth Portfolio	3,098	1,653
Oppenheimer Variable Account Funds - Service Shares:
Oppenheimer Capital Appreciation Fund/VA	3,098	175
Oppenheimer Global Securities Fund/VA	3,611	4,623
Oppenheimer High Income Fund/VA	3,099	175
Oppenheimer Main Street Fund/VA	3,191	1,209
Oppenheimer Strategic Bond Fund/VA	3,703	1,183

41

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

2. Investments

	Purchases	Sales
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity-VIP Equity-Income Portfolio	$1,655	$9,079
Fidelity-VIP Growth Portfolio	3,060	1,235
Fidelity-VIP High Income Portfolio	—	—
Fidelity-VIP Contrafund® Portfolio	3,446	19,428
Fidelity-VIP Investment Grade Bond Portfolio	7,793	11,233
Fidelity-VIP Growth & Income Portfolio	629	6,979
Fidelity-VIP Balanced Portfolio	380	2,029
Fidelity-VIP Mid Cap Portfolio	—	18,197

42

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

3. Equivalent Accumulation Units Outstanding

For financial reporting purposes, “Equivalent Accumulation Unit Value” and “Equivalent Accumulation Units” are used. These Equivalent Accumulation Unit Values and Equivalent Accumulation Units are not used in the calculation of annuity payments, nor may they be used to establish any other contract values.

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Growth Subaccount	Transamerica Equity Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Governmental Securities Subaccount
Units outstanding at January 1, 2003	2,000	147,539	2,000	2,000	114,316
Units purchased	—	29,586	15,405	—	10,661
Units redeemed and transferred	(2,000)	(13,223)	(2,361)	(2,000)	(73,582)

Units outstanding at December 31, 2003	—	163,902	15,044	—	51,395
Units purchased	—	—	—	—	—
Units redeemed and transferred	—	(11,722)	(840)	—	(4,268)

Units outstanding at December 31, 2004	—	152,180	14,204	—	47,127

	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	Dreyfus Stock Index Subaccount	Dreyfus VIF- Money Market Subaccount	Dreyfus VIF- Small Company Stock Subaccount
Units outstanding at January 1, 2003	31,392	2,000	86,506	35,271	48,963
Units purchased	—	42,573	9,976	—	15,270
Units redeemed and transferred	(3,430)	(4,518)	(22,516)	(24,189)	(9,358)

Units outstanding at December 31, 2003	27,962	40,055	73,966	11,082	54,875
Units purchased	—	661	—	—	2,508
Units redeemed and transferred	(1,350)	(4,036)	(5,571)	(1,010)	(3,284)

Units outstanding at December 31, 2004	26,612	36,680	68,395	10,072	54,099

43

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

3. Equivalent Accumulation Units Outstanding

	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount	Nations High Yield Bond Subaccount
Units outstanding at January 1, 2003	2,000	2,000	203,008	2,000	12,339
Units purchased	—	14,065	101,167	14,208	—
Units redeemed and transferred	(2,000)	(2,332)	(55,068)	(2,510)	(2,475)

Units outstanding at December 31, 2003	—	13,733	249,107	13,698	9,864
Units purchased	—	3,181	2,775	—	—
Units redeemed and transferred	—	(892)	(17,101)	(806)	(523)

Units outstanding at December 31, 2004	—	16,022	234,781	12,892	9,341

	Nations International Value Subaccount	Nations Marsico Growth Subaccount	Nations Marsico Focused Equities Subaccount	Nations Marsico International Opportunities Subaccount	Nations Marsico 21st Century Subaccount
Units outstanding at January 1, 2003	2,000	12,748	2,000	11,534	2,000
Units purchased	—	—	—	10,586	—
Units redeemed and transferred	(2,000)	(2,575)	(2,000)	(2,735)	(2,000)

Units outstanding at December 31, 2003	—	10,173	—	19,385	—
Units purchased	—	—	—	—	—
Units redeemed and transferred	—	(561)	—	(985)	—

Units outstanding at December 31, 2004	—	9,612	—	18,400	—

44

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

3. Equivalent Accumulation Units Outstanding

	Nations Marsico MidCap Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount
Units outstanding at January 1, 2003	8,818	2,000	20,769	2,000	2,000
Units purchased	14,799	—	3,266	—	12,993
Units redeemed and Transferred	(2,692)	(2,000)	14,054	(2,000)	(2,304)

Units outstanding at December 31, 2003	20,925	—	38,089	—	12,689
Units purchased	3,393	3,164	2,598	2,518	2,993
Units redeemed and Transferred	(1,303)	(146)	(2,929)	(115)	(827)

Units outstanding at December 31, 2004	23,015	3,018	37,758	2,403	14,855

	Oppenheimer Strategic Bond Subaccount	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP High Income Subaccount	Fidelity-VIP Contrafund® Subaccount
Units outstanding at January 1, 2003	2,000	42,080	12,388	2,000	101,892
Units purchased	10,411	59,399	—	—	30,348
Units redeemed and Transferred	(2,249)	(16,057)	(3,319)	(2,000)	47,146

Units outstanding at December 31, 2003	10,162	85,422	9,069	—	179,386
Units purchased	2,440	—	3,217	—	2,641
Units redeemed and Transferred	(685)	(6,261)	(1,139)	—	(12,261)

Units outstanding at December 31, 2004	11,917	79,161	11,147	—	169,766

45

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

3. Equivalent Accumulation Units Outstanding

	Fidelity-VIP Investment Grade Bond Subaccount	Fidelity-VIP Growth & Income Subaccount	Fidelity-VIP Balanced Subaccount	Fidelity-VIP Mid Cap Subaccount
Units outstanding at January 1, 2003	90,245	71,005	2,000	190,355
Units purchased	28,479	15,756	—	37,991
Units redeemed and transferred	(17,308)	(7,092)	17,787	(88,380)

Units outstanding at December 31, 2003	101,416	79,669	19,787	139,966
Units purchased	103	—	—	25
Units redeemed and transferred	(7,923)	(5,587)	(1,448)	(10,398)

Units outstanding at December 31, 2004	93,596	74,082	18,339	129,593

46

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets		Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	— — 2,000 2,000	$1.16 to $1.12 1.02 to 0.99 0.78 to 0.77 1.13 to 1.13	$	— — 1,552 2,257	0.00 0.00 0.00 0.00%	1.25% to 2.50% 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	14.10% to 12.70% 30.37 to 28.78 (30.79) to (31.64) 12.95 to 12.66

Transamerica Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	152,180 163,902 147,539 2,000	1.24 to 1.19 1.08 to 1.05 0.84 to 0.82 1.09 to 1.08		181,162 172,708 121,444 2,173	0.00 0.00 0.00 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	14.37 to 12.98 29.60 to 28.03 (23.20) to (24.14) 8.78 to 8.50

Van Kampen Emerging Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	14,204 15,044 2,000 2,000	0.92 to 0.88 0.87 to 0.85 0.69 to 0.68 1.04 to 1.04		12,550 12,717 1,362 2,073	0.00 0.00 0.12 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	5.82 to 4.52 26.57 to 25.03 (33.89) to (34.70) 3.80 to 3.53

AIM V.I. Capital Appreciation	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	— — 2,000 2,000	1.09 to 1.04 1.03 to 1.01 0.81 to 0.80 1.09 to 1.08		— — 1,608 2,171	0.00 0.00 0.00 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	5.02 to 3.73 27.59 to 26.03 (25.45) to (26.36) 8.71 to 8.43

AIM V.I. Governmental Securities	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	47,127 51,395 114,316 2,000	1.08 to 1.03 1.07 to 1.04 1.07 to 1.05 0.99 to 0.99		48,740 53,281 120,373 1,978	3.37 1.71 6.53 3.83	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	1.00 to (0.24) (0.32) to (1.54) 7.90 to 6.59 (0.97) to (1.22)

AIM V.I. Core Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	26,612 27,962 31,392 2,000	1.16 to 1.11 1.08 to 1.05 0.88 to 0.87 1.06 to 1.06		29,631 29,367 27,232 2,113	0.80 0.87 2.58 0.07	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	7.33 to 6.02 22.62 to 21.13 (16.83) to (17.85) 5.82 to 5.54

47

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
AIM V.I. Premier Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	36,680 40,055 2,000 2,000	$0.92 to $0.89 0.88 to 0.86 0.72 to 0.71 1.04 to 1.04	$32,489 34,474 1,424 2,085	0.31 0.32 0.35 0.18%	1.25% to 2.50% 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	4.19% to 2.91% 23.29 to 21.79 (31.30) to (32.14) 4.42 to 4.15

Dreyfus Stock Index	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	68,395 73,966 86,506 2,000	1.11 to 1.07 1.02 to 0.99 0.80 to 0.79 1.05 to 1.05	72,938 73,272 68,603 2,101	1.42 1.19 1.58 0.31	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	8.98 to 7.65 26.47 to 24.93 (23.50) to (24.44) 5.21 to 4.94

Dreyfus VIF-Money Market	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	10,072 11,082 35,271 2,000	0.99 to 0.96 1.00 to 0.97 1.00 to 0.99 1.00 to 1.00	9,628 10,772 34,914 2,002	0.80 0.74 1.20 0.55	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	(0.44) to (1.66) (0.55) to (1.76) 0.21 to (1.01) 0.22 to (0.04)

Dreyfus VIF-Small Company Stock	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	54,099 54,875 48,963 2,000	1.42 to 1.37 1.22 to 1.19 0.87 to 0.85 1.10 to 1.09	74,239 65,200 41,829 2,189	0.00 0.10 0.00 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	16.72 to 15.29 40.84 to 39.12 (20.88) to (21.85) 9.56 to 9.28

MFS Emerging Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	— — 2,000 2,000	1.02 to 0.98 0.92 to 0.89 0.71 to 0.70 1.09 to 1.09	— — 1,418 2,183	0.00 0.00 0.00 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	11.32 to 9.96 28.33 to 26.77 (34.67) to (35.47) 9.31 to 9.03

MFS Research	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	16,022 13,733 2,000 2,000	1.10 to 1.06 0.96 to 0.94 0.78 to 0.77 1.06 to 1.05	17,080 12,887 1,558 2,109	0.95 0.09 0.11 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	14.14 to 12.74 22.83 to 21.34 (25.65) to (26.56) 5.58 to 5.31

MFS Total Return	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	234,781 249,107 203,008 2,000	1.21 to 1.17 1.11 to 1.08 0.97 to 0.95 1.03 to 1.03	273,955 268,240 193,164 2,063	1.54 1.46 0.11 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	9.65 to 8.31 14.57 to 13.18 (6.52) to (7.66) 3.30 to 3.04

48

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS Utilities	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	12,892 13,698 2,000 2,000	$1.26 to $1.21 0.98 to 0.95 0.73 to 0.72 0.96 to 0.96	$15,584 13,073 1,453 1,921	1.33 0.40 2.47 0.00%	1.25% to 2.50% 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	28.24% to 26.67% 33.90 to 32.27 (23.85) to (24.78) (3.83) to (4.08)

Nations High Yield Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	9,341 9,864 12,339 2,000	1.51 to 1.45 1.37 to 1.33 1.06 to 1.04 1.05 to 1.04	13,537 13,153 12,870 2,093	6.19 5.56 23.43 11.58	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	10.03 to 8.68 29.58 to 28.00 0.92 to (0.31) 4.77 to 4.50

Nations International Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	— — 2,000 2,000	1.60 to 1.54 1.32 to 1.29 0.89 to 0.87 1.07 to 1.06	— — 1,757 2,132	0.00 0.05 1.31 0.87	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	20.83 to 19.36 49.41 to 47.59 (17.08) to (18.12) 6.75 to 6.47

Nations Marsico Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	9,612 10,173 12,748 2,000	1.27 to 1.22 1.14 to 1.11 0.88 to 0.87 1.07 to 1.06	11,761 11,288 11,115 2,131	0.00 0.00 0.00 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	11.64 to 10.27 28.98 to 27.41 (17.17) to (18.18) 6.72 to 6.45

Nations Marsico Focused Equities	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	— — 2,000 2,000	1.28 to 1.23 1.16 to 1.13 0.89 to 0.87 1.06 to 1.05	— — 1,758 2,109	0.00 0.00 0.00 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	9.97 to 8.62 31.46 to 29.86 (16.11) to (17.14) 5.56 to 5.29

Nations Marsico International Opportunities	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	18,400 19,385 11,534 2,000	1.64 to 1.58 1.42 to 1.39 1.03 to 1.01 1.12 to 1.12	28,994 26,855 11,693 2,243	0.31 0.02 0.11 0.25	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	15.15 to 13.74 38.52 to 36.83 (8.49) to (9.61) 12.29 to 12.01

Nations Marsico 21st Century	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	— — 2,000 2,000	1.75 to 1.69 1.45 to 1.41 0.99 to 0.97 1.09 to 1.09	— — 1,959 2,174	0.00 0.00 0.00 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	20.84 to 19.36 47.03 to 45.24 (9.33) to (10.44) 8.84 to 8.56

49

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Nations Marsico MidCap Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	23,015 20,925 8,818 2,000	$1.05 to $1.01 0.93 to 0.90 0.74 to 0.73 1.13 to 1.13	$23,275 18,907 6,418 2,260	0.00 0.00 0.00 0.00%	1.25% to 2.50% 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	12.67% to 11.29% 25.90 to 24.36 (34.82) to (35.62) 13.14 to 12.85

Oppenheimer Capital Appreciation	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	3,018 — 2,000 2,000	1.05 to 1.01 1.00 to 0.97 0.77 to 0.76 1.07 to 1.07	3,171 — 1,535 2,145	0.00 0.36 0.62 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	5.30 to 4.01 29.08 to 27.50 (27.99) to (28.87) 7.37 to 7.09

Oppenheimer Global Securities	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	37,758 38,089 20,769 2,000	1.40 to 1.35 1.19 to 1.16 0.84 to 0.83 1.10 to 1.10	50,938 44,190 17,301 2,201	1.11 0.68 0.11 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	17.41 to 15.97 41.10 to 39.38 (23.32) to (24.26) 10.19 to 9.90

Oppenheimer High Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	2,403 — 2,000 2,000	1.31 to 1.26 1.22 to 1.19 1.00 to 0.98 1.04 to 1.03	3,143 — 1,977 2,070	0.00 7.03 10.27 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	7.39 to 6.07 22.27 to 20.78 (3.88) to (5.05) 3.62 to 3.35

Oppenheimer Main Street	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	14,855 12,689 2,000 2,000	1.12 to 1.10 1.04 to 1.03 0.83 to 0.84 1.04 to 1.03	16,393 13,112 1,668 2,072	0.61 0.21 0.69 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	7.79 to 6.48 24.88 to 23.36 (19.99) to (19.04) 3.73 to 3.47

Oppenheimer Strategic Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	11,917 10,162 2,000 2,000	1.35 to 1.30 1.26 to 1.23 1.09 to 1.07 1.03 to 1.03	15,579 12,461 2,162 2,057	4.15 1.71 7.76 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	7.09 to 5.78 15.71 to 14.30 5.70 to 4.42 3.00 to 2.74

Fidelity-VIP Equity-Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	79,161 85,422 42,080 2,000	1.22 to 1.17 1.11 to 1.08 0.86 to 0.85 1.06 to 1.05	92,753 92,237 35,829 2,109	1.45 0.90 0.23 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	9.86 to 8.51 28.42 to 26.86 (18.18) to (19.18) 5.58 to 5.31

50

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	11,147 9,069 12,388 13,655	$0.99 to $0.95 0.97 to 0.95 0.74 to 0.73 1.08 to 1.08	$10,625 8,593 9,088 14,716	0.14 0.13 0.15 0.00%	1.25% to 2.50% 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	1.85% to 0.60% 30.91 to 29.31 (31.16) to (32.00) 8.03 to 7.76

Fidelity-VIP High Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	— — 2,000 2,000	1.41 to 1.36 1.31 to 1.27 1.05 to 1.03 1.02 to 1.02	— — 2,076 2,047	0.00 6.98 10.73 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	8.03 to 6.71 25.19 to 23.67 2.03 to 0.78 2.48 to 2.21

Fidelity-VIP Contrafund®	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	169,766 179,386 101,892 2,000	1.33 to 1.28 1.17 to 1.14 0.93 to 0.91 1.04 to 1.04	217,892 204,823 93,032 2,073	0.21 0.29 0.07 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	13.73 to 12.34 26.61 to 25.07 (10.72) to (11.81) 3.79 to 3.52

Fidelity-VIP Investment Grade Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	93,596 101,416 90,245 2,000	1.15 to 1.11 1.12 to 1.09 1.08 to 1.07 1.00 to 0.99	103,830 110,687 96,219 1,987	4.18 3.31 0.34 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	2.90 to 1.64 3.65 to 2.38 8.74 to 7.41 (0.49) to (0.75)

Fidelity-VIP Growth & Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	74,082 79,669 71,005 76,540	1.10 to 1.05 1.05 to 1.02 0.86 to 0.85 1.05 to 1.05	80,545 83,303 61,194 80,333	0.79 0.92 1.41 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	4.22 to 2.94 21.92 to 20.43 (17.87) to (18.88) 4.96 to 4.69

Fidelity-VIP Balanced	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	18,339 19,787 2,000 2,000	1.13 to 1.09 1.09 to 1.06 0.94 to 0.93 1.05 to 1.04	19,984 21,021 1,868 2,091	1.88 2.86 2.92 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	3.85 to 2.58 15.96 to 14.55 (10.06) to (11.16) 4.66 to 4.39

Fidelity-VIP Mid Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	129,593 139,966 190,355 14,149	1.59 to 1.53 1.29 to 1.26 0.95 to 0.93 1.07 to 1.06	198,238 176,061 177,533 15,034	0.00 0.21 0.29 0.00	1.25 to 2.50 1.25 to 2.50 1.25 to 2.50 1.25 to 2.50	23.11 to 21.61 36.55 to 34.88 (11.14) to (12.22) 6.52 to 6.24

51

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratio(s) for periods of less than one year have been annualized.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

52

Separate Account VA J of Transamerica Life

Insurance Company - Immediate Income Builder II

Notes to Financial Statements

December 31, 2004

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $25 per contract. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. An annual charge of 1.25% or 2.50% (depending on the death benefit selected) is assessed.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

53

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of Transamerica Life Insurance Company of New York authorizing establishment of the Mutual Fund Account. Note 10.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between Transamerica Life Insurance Company of New York, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 10.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 10.

	(4)			Form of Contract. Note 1.

	(5)			Form of Application. Note 16.

	(6)	(a	)	Articles of Incorporation of Transamerica Life Insurance Company, Inc. Note 2.

		(b	)	By Laws of Transamerica Life Insurance Company, Inc. Note 2.

	(7)			Reinsurance Agreement. Note 18.

	(8)	(a	)(1)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 3.

		(a	)(2)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 2.

		(a	)(3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.

		(a	)(4)	Amendment No. 18 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Insurance and Annuity Company. Note 11.

		(a	)(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 18.

		(a	)(6)	Amendment No.32 to Participation Agreement (AEGON/Transamerica) Note 20.

		(b	)(1)	Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 5.

		(b	)(2)	Amendment No. 5 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 12.

(c)	(1)	Dreyfus Fund Participation Agreement. Note 11.
(c)	(2)	Amendment No. 1 to the Fund Participation Agreement. Note 11.
(d)	(1)	Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 6.
(d)	(2)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 7.
(d)	(3)	Amendment to Participation Agreement among MFS Variable Insurance Trust, Transamerica Life Insurance Company and Massachusetts Financial Services Company. Note 12.
(e)	(1)	Nations Fund Participation Agreement. Note 13.
(f)	(1)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and PFL Life Insurance Company. Note 6.
(f)	(2)	Amendment No. 6 to Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Transamerica Life Insurance Company. Note 15.
(g)	(1)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company (previously under Transamerica Variable Insurance Funds, Inc.) Note 3.
(g)	(2)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 14.
(g)	(3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.
(g)	(4)	Amendment No. 20 to Participation Agreement
		among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance, Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 15.
(h)	(1)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and PFL Life Insurance Company. Note 8.
(h)	(2)	Amendment No. 4 to Participation Agreement. Note 11.
(h)	(3)	Amended Schedule A to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 11.
(i)	(1)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and PFL Life Insurance Company. Note 8.
(i)	(2)	Amendment No. 4 to Participation Agreement. Note 11.
(i)	(3)	Amended Schedule A to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 11.
(j)	(1)	Participation Agreement among Variable Insurance
		Products Fund III, Fidelity Distributors
		Corporation and PFL Life Insurance Company. Note 9.
(j)	(2)	Amendment No. 2 to Participation Agreement. Note 11.
(j)	(3)	Amendment Schedule A to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 11.
(9)	(a)	Opinion and Consent of Counsel. Note 20.
(9)	(b)	Consent of Counsel. Note 20.
(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 20.
	(b)	Opinion and Consent of Actuary. Note 20.
(11)		Not applicable.
(12)		Not applicable.
(13)		Performance Data Calculations. Note 20.
(14)		Powers of Attorney. (P.S. Baird, C.D. Vermie, L.N.
		Norman, B. Herbert, Jr., D.C. Kolsrud, R.J. Kontz, (Ronald Ziegler) Note 19.
		B.K. Clancy) Note 10. (Christopher H. Garrett, Arthur C. Schneider) Note 16.

Note 1.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-61063) on December 11, 1998.
Note 2.	Incorporated herein by reference to the Initial filing of Registrant’s Form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.
Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 8.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 registration Statement (File No. 333-07509) on December 6, 1996.
Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.
Note 10.	Filed with Initial Filing to this Form N-4 Registration Statement (File No. 333-63086) on June 15, 2001.
Note 11.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) On September 13, 2001.
Note 12.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-62738) on January 18, 2002.
Note 13.	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.
Note 14.	Incorporated by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
Note 15.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on April 30, 2002.
Note 16.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-63086) on April 30, 2003.
Note 17.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-63086) on April 30, 2004.
Note 18.	Incorporated herein by reference to Post-Effective Amendment No.2. to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 19.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 20.	Filed Herewith.

Item 25.     Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President
Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, and Actuary
Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Secretary and General Counsel
Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chief Tax Officer, and Vice President
Robert J. Kontz 4333 Edgewood Road, N.E Cedar Rapids, Iowa 52499-0001.	Vice President and Corporate Controller
Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Treasurer and Chief Financial Officer

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company
AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Buena Sombra Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Camden Asset Management, LP	CA	Partners are: Limited Partner -Monumental Life Insurance Company (47.136%); General Partner - non-affiliate of AEGON, Harpenden (38.114%). Various individuals own the balance of shares.	Investment advisor.
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Common Wealth Insurance Agency Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments
Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments
Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments
Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C.	Delaware	100% Transamerica Leasing Holdings, Inc.	Intermodal freight container interchange facilitation service
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% AEGON USA, Inc.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
Parkland Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance company
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 27% Transamerica Life Insurance Co.; 23% TOLIC; 19% TALIAC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A LLC	Delaware	Members: 33.4% LIICA; 32% PBLIC; 10% TOLIC; 9.4% MLIC; 9.4% Transamerica Financial Life Insurance Company; 4.8% TALIAC; 1% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partners: Transamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
TA Air X, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
TCFC Tax Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
The Whitestone Corporation	Maryland	100% AEGON USA, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Distribution Services, Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing
Transamerica GmbH, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% TCFC Asset Holdings, Inc.	Consumer mortgages
Transamerica IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% Transamerica Investment Management, LLC	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Investment Management, LLC	Delaware	21% Transamerica Investment Services, Inc. as Original Member; 21% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Leasing Coordination Center	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Leasing Holdings, Inc.	Delaware	100% TA Leasing Holding Company, Inc.	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by AEGON USA, Inc.; 34,295 shares Common Stock owned by Transamerica Life Insurance and Annuity Company; 42,500 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Holdings I Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AB	Sweden	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Limited	U.K.	100% Transamerica Commercial Holdings Limited	Leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Trailer Leasing S.N.C.	France	99.99% owned by Greybox LLC; .01% owned by Transamerica Trailer Holdings III, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Transport Inc.	New Jersey	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Propreties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Holdings Limited	Inactive - commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.    Number of Contract Owners

As of December 31, 2004, there were 17 Contract owners.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Director, Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Assistant Treasurer
Teresa L. Stolba	(1)	Assistant Compliance Officer
Kim D. Day	(2)	Director and Vice President
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Thomas R. Moriarty	(2)	Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Emily Monroe Bates	(4)	Assistant Treasurer

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$2,767.41	0	0	0

(1)	Fiscal Year 2004

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by, Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Contract application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

18

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of April, 2005.

SEPARATE ACCOUNT VA J

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor
*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date
*	Director	, 2005
Ronald L. Ziegler
*	Director (Principal Executive Officer)	, 2005
Larry N. Norman
/s/ Craig D. Vermie	Director	April 25, 2005
Craig D. Vermie
*	Director	, 2005
Arthur C. Schneider
*	Vice President and Corporate Controller	, 2005
Robert J. Kontz
*	Director, Vice President, Treasurer, and Chief Financial Officer	, 2005
Brenda K. Clancy

*	By Craig D. Vermie, Attorney-in-Fact

Registration No.

333-63086

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

IMMEDIATE INCOME BUILDER II

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(8)(a)(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica)

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.